UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-762-4000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Balanced Portfolio

Portfolio of Investment March 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (68.6%)
	Aerospace & Defense (1.3%)
3,850	Northrop Grumman Corp.	$285,747
13,870	Raytheon Co.	727,620
		1,013,367
	Beverages: Non-Alcoholic (1.3%)
21,310	Coca-Cola Co. (The)	1,022,880

	Broadcasting (0.3%)
6,409	Clear Channel Communications, Inc.	224,571

	Cable/Satellite TV (0.5%)
15,060	Comcast Corp. (Class A)*	390,807

	Chemicals: Major Diversified (3.1%)
29,080	Bayer AG (ADR) (Germany)	1,860,248
13,100	Du Pont (E.I.) de Nemours & Co.	647,533
		2,507,781
	Computer Processing Hardware (0.3%)
5,420	Hewlett-Packard Co.	217,559

	Discount Stores (1.2%)
20,550	Wal-Mart Stores, Inc.	964,822

	Drugstore Chains (0.1%)
17,100	Rite Aid Corp.*	98,667

	Electric Utilities (3.3%)
14,880	American Electric Power Co., Inc.	725,400
11,280	Entergy Corp.	1,183,498
11,540	FirstEnergy Corp.	764,410
		2,673,308
	Finance/Rental/Leasing (1.5%)
19,920	Freddie Mac	1,185,041

	Financial Conglomerates (4.8%)
34,400	Citigroup, Inc.	1,766,096
42,396	JPMorgan Chase & Co.	2,051,118
		3,817,214
	Food Retail (0.2%)
4,000	Supervalu, Inc.	156,280

	Food: Major Diversified (1.7%)
8,650	ConAgra Foods, Inc.	215,472
11,950	Kraft Foods Inc. (Class A)	378,337
27,040	Unilever N.V. (NY Registered Shares) (Netherlands)	790,109
		1,383,918
	Food: Specialty/Candy (1.0%)
15,780	Cadbury Schweppes PLC (ADR) (United Kingdom)	810,619

	Home Improvement Chains (0.7%)
16,150	Home Depot, Inc. (The)	593,351

	Household/Personal Care (1.1%)
4,250	Kimberly-Clark Corp.	291,082
9,950	Procter & Gamble Co. (The)	628,442
		919,524
	Industrial Conglomerates (4.8%)
42,670	General Electric Co.	1,508,811
3,540	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	153,530
10,680	Siemens AG (ADR) (Germany)	1,144,896
34,500	Tyco International Ltd. (Bermuda)	1,088,475
		3,895,712
	Insurance Brokers/Services (1.6%)
43,900	Marsh & McLennan Companies, Inc.	1,285,831

	Integrated Oil (3.0%)
13,340	ConocoPhillips	911,789
7,770	Exxon Mobil Corp.	586,246
13,930	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	923,559
		2,421,594

	Internet Retail (0.4%)
9,000	Amazon.com, Inc.*	358,110

	Internet Software/Services (0.8%)
20,190	Yahoo! Inc.*	631,745

	Investment Banks/Brokers (2.5%)
650	Goldman Sachs Group, Inc. (The)	134,309
13,110	Merrill Lynch & Co., Inc.	1,070,694
45,360	Schwab (Charles) Corp. (The)	829,634
		2,034,637
	Life/Health Insurance (0.4%)
14,580	Aegon N.V. (NY Registered Shares) (Netherlands)	290,725

	Major Banks (1.6%)
14,647	Bank of America Corp.	747,290
7,980	PNC Financial Services Group	574,321
		1,321,611
	Major Telecommunications (3.7%)
5,907	Embarq Corp.	332,859
16,870	France Telecom S.A. (ADR) (France)	445,368
42,958	Sprint Nextel Corp.	814,484
36,148	Verizon Communications, Inc.	1,370,732
		2,963,443
	Managed Health Care (0.6%)
3,550	CIGNA Corp.	506,443

	Media Conglomerates (3.2%)
77,600	Time Warner, Inc.	1,530,272
25,810	Viacom, Inc. (Class B)*	1,061,049
		2,591,321
	Medical Specialties (0.7%)
7,970	Applera Corp. - Applied Biosystems Group	235,673
24,000	Boston Scientific Corp.*	348,960
		584,633
	Motor Vehicles (0.9%)
36,150	Ford Motor Co.	285,223
11,930	Honda Motor Co., Ltd. (ADR) (Japan)	415,999
		701,222
	Multi-Line Insurance (0.8%)
6,640	Hartford Financial Services Group, Inc. (The)	634,651

	Oil & Gas Pipelines (0.4%)
10,680	Williams Companies, Inc. (The)	303,952

	Oil & Gas Production (0.2%)
3,800	Occidental Petroleum Corp.	187,378

	Oilfield Services/Equipment (0.9%)
10,160	Schlumberger Ltd. (Netherlands Antilles)	702,056

	Other Consumer Services (0.1%)
3,770	Block (H.&R.), Inc.	79,321

	Packaged Software (1.0%)
46,650	Symantec Corp.*	807,045

	Pharmaceuticals: Major (10.8%)
25,640	Abbott Laboratories	1,430,712
41,530	Bristol-Myers Squibb Co.	1,152,873
7,360	GlaxoSmithKline PLC (ADR) (United Kingdom)	406,714
22,460	Lilly (Eli) & Co.	1,206,327
29,230	Pfizer, Inc.	738,350
11,200	Roche Holdings Ltd. (ADR) (Switzerland)	993,440
5,210	Sanofi-Aventis (ADR) (France)	226,687
62,510	Schering-Plough Corp.	1,594,630
18,670	Wyeth	934,060
		8,683,793
	Precious Metals (0.8%)
15,330	Newmont Mining Corp.	643,707

	Property - Casualty Insurers (3.0%)
16,600	Chubb Corp. (The)	857,722
20,476	Travelers Companies, Inc, (The)	1,060,042
7,370	XL Capital Ltd. (Class A) (Cayman Islands)	515,605
		2,433,369
	Regional Banks (0.6%)
12,700	Fifth Third Bancorp	491,363

	Restaurants (0.4%)
7,380	McDonald’s Corp.	332,469

	Semiconductors (0.9%)
18,589	Intel Corp.	355,608
30,050	Micron Technology, Inc.*	363,004
		718,612
	Specialty Stores (0.3%)
5,840	Office Depot, Inc.*	205,218

	Telecommunication Equipment (0.6%)
37,900	Alcatel SA (ADR) (France)*	447,978

	Tobacco (1.2%)
10,780	Altria Group, Inc.	946,592

	TOTAL COMMON STOCKS
	(Cost $43,652,988)	55,184,240

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	CORPORATE BONDS (7.4%)
	Aerospace & Defense (0.1%)
$10	Raytheon Co.	6.15%		11/01/08	10,173
85	Systems 2001 Asset Trust - 144A** (Cayman Island)	6.664		09/15/13	89,720
					99,893
	Air Freight/Couriers (0.1%)
50	FedEx Corp.	2.65		04/01/07	50,000

	Airlines (0.1%)
100	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	106,557

	Beverages: Alcoholic (0.2%)
70	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	67,276
70	Miller Brewing Co. - 144A**	4.25		08/15/08	68,960
					136,236
	Cable/Satellite TV (0.1%)
10	Comcast Cable Communications Inc.	6.75		01/30/11	10,539
25	Comcast Cable Communications, Inc.	7.125		06/15/13	27,127
10	Lenfest Communications, Inc.	7.625		02/15/08	10,174
					47,840
	Chemicals: Major Diversified (0.0%)
40	ICI Wilmington Inc.	4.375		12/01/08	39,424

	Computer Processing Hardware (0.1%)
60	Hewlett-Packard Co.	5.485	†	05/22/09	60,086

	Department Stores (0.1%)
65	May Department Stores Co.	6.70		07/15/34	64,309

	Drugstore Chains (0.2%)
20	CVS Corp.	5.75		08/15/11	20,388
99	CVS Corp. - 144A**	6.036		12/10/28	100,933
					121,321
	Electric Utilities (0.8%)
70	Ameren Corp.	4.263		05/15/07	69,852
70	Arizona Public Service Co.	5.80		06/30/14	70,713
70	Carolina Power & Light Co.	5.125		09/15/13	69,242
20	CenterPoint Energy Resource	6.25		02/01/37	19,928
25	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	26,010
45	Consumers Energy Co.	4.80		02/17/09	44,607
40	Detroit Edison Co. (The)	6.125		10/01/10	41,252
30	Entergy Gulf States, Inc.	3.60		06/01/08	29,412
45	Entergy Gulf States, Inc.	5.76	†	12/01/09	44,976
65	Ohio Power Company - IBC (Series K)	6.00		06/01/16	67,521
45	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	44,259
35	Texas Eastern Transmission, LP	7.00		07/15/32	39,151
55	Wisconsin Electric Power Co.	3.50		12/01/07	54,367
					621,290

	Electrical Products (0.2%)
70	Cooper Industries, Inc.	5.25		07/01/07	69,893
65	Cooper Industries, Inc.	5.25		11/15/12	64,949
					134,842
	Electronics/Appliances (0.0%)
45	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	44,398

	Finance/Rental/Leasing (0.6%)
95	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	92,866
85	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	83,013
125	Residential Capital Corp.	6.375		06/30/10	125,057
75	Residential Capital LLC	5.84	†	06/09/08	74,270
70	SLM Corp.	4.00		01/15/10	68,170
					443,376
	Financial Conglomerates (0.2%)
105	Bank One Corp. (Series MTNA)	6.00		02/17/09	106,538
30	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	29,147
10	General Electric Capital Corp. (Series MTNA)	5.875		02/15/12	10,335
					146,020
	Food Retail (0.1%)
55	Fred Meyer, Inc.	7.45		03/01/08	56,059

	Food: Major Diversified (0.2%)
30	ConAgra Foods, Inc.	7.00		10/01/28	32,031
20	ConAgra Foods, Inc.	8.25		09/15/30	24,418
25	Kraft Foods Inc.	5.25		06/01/07	24,987
65	Sara Lee Corp.	6.125		11/01/32	60,265
					141,701
	Gas Distributors (0.1%)
45	NiSource Finance Corp.	5.93	†	11/23/09	45,078
45	Sempra Energy	4.621		05/17/07	44,952
					90,030
	Home Furnishings (0.0%)
40	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	42,421

	Home Improvement Chains (0.0%)
30	Home Depot Inc.	5.475	†	12/16/09	30,056

	Hotels/Resorts/Cruiselines (0.1%)
70	Hyatt Equities LLC - 144A**	6.875		06/15/07	70,123

	Household/Personal Care (0.1%)
85	Clorox Co. (The)	5.48	†	12/14/07	85,071

	Industrial Conglomerates (0.1%)
50	Textron Financial Corp.	4.125		03/03/08	49,529
55	Textron Financial Corp. (Series MTN)	5.125		02/03/11	55,034
					104,563
	Insurance Brokers/Services (0.3%)
200	Farmers Exchange Capital - 144A**	7.05		07/15/28	205,619

	Major Banks (0.3%)
30	Bank of New York Co., Inc. (The)	5.20		07/01/07	29,998
55	HSBC Finance Corp.	6.75		05/15/11	57,992
45	Popular North America Inc. (Series MTN)	5.65		04/15/09	45,294
130	Unicredit Luxembourg Finance S.A. - 144A**	5.41		10/24/08	130,079
					263,363
	Major Telecommunications (0.5%)
65	France Telecom S.A. (France)	8.50		03/01/31	84,726
45	SBC Communications, Inc.	6.15		09/15/34	44,434
15	Sprint Capital Corp.	8.75		03/15/32	17,742
35	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	34,323
60	Telecom Italia Capital SpA (Luxembourg)	4.00		01/15/10	58,005
70	Telefonica Europe BV (Netherlands)	8.25		09/15/30	84,097
60	Verizon New England Inc.	6.50		09/15/11	62,615
					385,942
	Managed Health Care (0.1%)
40	United Healthcare Group	5.428	†	03/02/09	40,013
35	UnitedHealth Group Inc.	4.125		08/15/09	34,320
5	WellPoint Inc.	3.75		12/14/07	4,945
					79,278
	Media Conglomerates (0.2%)
110	Time Warner, Inc.	5.59	†	11/13/09	110,251
65	Viacom, Inc.	6.875		04/30/36	65,725
					175,976

	Motor Vehicles (0.0%)
35	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	43,837

	Multi-Line Insurance (0.4%)
180	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	188,072
65	American General Finance Corp. (Series MTNH)	4.625		09/01/10	63,824
35	AXA Financial, Inc.	6.50		04/01/08	35,387
30	International Lease Finance Corp.	3.75		08/01/07	29,840
					317,123
	Oil & Gas Pipelines (0.1%)
65	Plains All American Pipeline L.P.	6.70		05/15/36	66,726

	Oil Refining/Marketing (0.0%)
45	Valero Energy Corp.	3.50		04/01/09	43,664

	Other Metals/Minerals (0.1%)
70	Brascan Corp. (Canada)	7.125		06/15/12	75,028

	Property - Casualty Insurers (0.6%)
200	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	198,156
30	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	31,801
55	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	54,775
70	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	69,882
100	XLLIAC Global Funding - 144A**	4.80		08/10/10	98,687
					453,301
	Railroads (0.2%)
35	Burlington North Santa Fe Railway Co.	6.125		03/15/09	35,515
45	Norfolk Southern Corp.	7.35		05/15/07	45,095
35	Union Pacific Corp.	6.625		02/01/08	35,365
25	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	25,173
					141,148
	Real Estate Development (0.2%)
144	World Financial Properties - 144A** (Series 1996 WFP-B)	6.91		09/01/13	150,795

	Real Estate Investment Trusts (0.1%)
90	iStar Financial Inc.	5.69	†	03/09/10	90,110

	Regional Banks (0.1%)
110	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	108,713

	Restaurants (0.1%)
40	Tricon Global Restaurants, Inc.	8.875		04/15/11	44,950

	Savings Banks (0.4%)
40	Household Finance Corp.	4.125		12/15/08	39,314
20	Household Finance Corp.	5.875		02/01/09	20,236
25	Household Finance Corp.	6.375		10/15/11	26,086
55	Household Finance Corp.	6.40		06/17/08	55,726
110	Sovereign BanCorp Inc.	5.58	†	03/23/10	110,035
55	Washington Mutual Bank	5.50		01/15/13	54,955
45	Washington Mutual Inc.	8.25		04/01/10	48,647
					354,999
	Trucks/Construction/Farm Machinery (0.1%)
20	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	19,794
80	Caterpillar Financial Services Corp. (Series MTNF)	5.43	†	08/20/07	80,041
					99,835
	Wireless Telecommunications (0.1%)
70	Vodafone Group PLC (United Kingdom)	5.44	†	12/28/07	70,050

	TOTAL CORPORATE BONDS
	(Cost $5,887,895)				5,906,073

	U.S. GOVERNMENT OBLIGATIONS (9.2%)
	U.S. Treasury Bonds
25		6.125		08/15/29	29,084
410		6.375		08/15/27	485,722
1,540		7.625		02/15/25	2,030,154
200		8.125		08/15/19	261,250
590		8.125		08/15/21	785,345
200		8.50		02/15/20	269,656
	U.S. Treasury Notes
2,560	††	4.25		08/15/13	2,518,323
125		4.25		11/15/13	122,691
310		4.50		02/28/11	309,673
425		8.75		08/15/20	586,268
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $7,456,465)				7,398,166

	MORTGAGE-BACKED SECURITIES (6.8%)
	Federal Home Loan Mortgage Corp. Gold
161		7.50	09/01/25 - 06/01/32	168,344
	Federal Home Loan Mortgage Corp.
119		6.50	03/01/33	122,312
1		7.50	08/01/30	1,218
				123,530
	Federal Home Loan Mortgage Corp. (ARM)
125		5.70	04/01/37	125,556
175		5.75	01/01/37	176,285
				301,841
	Federal National Mortgage Assoc.
232		6.50	01/01/32	239,310
476		6.904	01/01/36	490,477
211		6.918	03/01/36	217,769
204		6.982	03/01/36	210,569
250		7.00	†††	257,656
544		7.00	05/01/31 - 11/01/34	565,701
248		7.40	05/01/36	255,800
249		7.416	05/01/36	255,565
232		7.50	08/01/29 - 09/01/35	242,831
180		8.00	12/01/28 - 08/01/31	190,520
				2,926,198
	Federal National Mortgage Assoc. (ARM)
125		6.121	04/01/37	126,548
54		6.203	07/01/33	55,553
448		6.905	01/01/36	461,468
448		7.403	04/01/36	467,645
247		7.431	07/01/36	253,982
352		7.439	04/01/36	363,386
174		7.446	07/01/36	179,099
				1,907,681
	Government National Mortgage Assoc.
53		7.50	08/15/23 - 08/15/29	54,912

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,492,854)			5,482,506

	ASSET-BACKED SECURITIES (5.4%)
	Finance/Rental/Leasing
154	Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09	153,103
22	Capital Auto Receivables Asset Trust 2004-2 A	3.35	02/15/08	21,925
159	Capital Auto Receivables Asset Trust 2005-1 A4	4.05	07/15/09	157,822
175	Capital Auto Receivables Asset Trust 2006-2	4.98	05/15/11	174,988
150	Capital Auto Receivables Asset Trust 2006-SN1A A3 - 144A**	5.31	10/20/09	150,206
100	Capital One Auto Finance Trust 2006-C	5.07	07/15/11	100,039
89	Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	88,797
175	Caterpillar Financial Asset Trust 2006-A A3	5.57	05/25/10	176,234
21	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	20,631
125	CIT Equipment Collateral 2006-VT2	5.07	02/20/10	125,133
150	Citibank Credit Card Issurance Trust 2007-A1 A1	5.345	03/22/12	150,132
66	CNH Equipment Trust 2005-A A3	4.02	04/15/09	65,579
219	CNH Equipment Trust 2005-B A3	4.27	01/15/10	217,413
85	DaimlerChrysler Auto Trust 2005-B A3	4.04	09/08/09	84,287
62	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	62,198
100	Ford Credit Auto Owner Trust 2006-A A3	5.05	03/15/10	99,883
175	GE Equipment Small Ticket LLC 2005-2A A3	4.88	10/22/09	174,579
175	GS Auto Loan Trust 2006-1 A3	5.37	12/15/10	175,658
200	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	195,988
125	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	123,365
100	Hertz Vehicle Financing LLC 2005-2A A2 - 144A**	4.93	02/25/10	99,754
60	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	59,410
115	Honda Auto Receivables Owner Trust 2005-3 A3	3.87	04/20/09	114,206
125	Honda Auto Receivables Owner Trust 2005-6 A3	4.85	10/19/09	124,727
100	Hyundai Auto Receivables Trust 2005-A A3	3.98	11/16/09	99,289
100	MBNA Master Credit Card Trust 1999-B A	5.90	08/15/11	101,875
170	Merrill Auto Trust Securitization 2005-1 A3	4.10	08/25/09	169,298
109	National City Auto Receivables Trust 2004-A A4	2.88	05/15/11	107,303

126	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	124,820
50	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	49,803
200	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	198,289
53	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	52,508
66	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	65,172
45	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	44,639
169	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	168,311
20	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	19,432
56	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	55,270
125	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	124,668
11	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	11,046

	TOTAL ASSET-BACKED SECURITIES (Cost $4,318,953)				4,307,780

	COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
132	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	5.47	†	09/25/45	131,906
359	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	120,115
245	Federal National Mortgage Assoc. 2006-118 A2	5.38	†	12/25/36	244,586
200	Federal National Mortgage Assoc. 2006-28 1A1	5.43	†	03/25/36	200,790
2,454	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.519	†	03/25/36	52,143

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $700,696)				749,540

NUMBER OF
CONTRACTS
	PUT OPTIONS PURCHASED (0.0%)
11	December/2007 @ 94.75 (Cost $1,960)	1,925
65	June/2007 @ 94.25 (Cost $20,674)	406
1	December/2007 @ 94.50 (Cost $53)	50

	TOTAL PUT OPTIONS PURCHASED (Cost $22,687)	2,381

PRINCIPAL AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (5.8%)
	U.S. Government Agencies & Obligations (a) (0.1%)
$100	U.S. Treasury Bill*** (Cost $98,594)	4.915	07/12/07	98,621

	Repurchase Agreement (5.7%)
4,554	Joint repurchase agreement account (dated 03/30/07; proceeds $4,606,023) (b) (Cost $4,554,000)	5.3301	04/02/07	4,554,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,652,594)			4,652,621

	TOTAL INVESTMENTS (Cost $72,185,132) (c) (d)		104.1%	83,683,307
	LIABILITIES IN EXCESS OF OTHER ASSETS		(4.1)	(3,284,923)
	NET ASSETS		100.0%	$80,398,384

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only security.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $31,610.
†	Floating rate security, rate shown is the rate in effect at March 31, 2007.
††	Security purchased on a forward commitment basis.
†††	Security purchased on a forward commitment basis with approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

Securities have been designated as collateral in an amount equal to $8,532,099. in connection with securities purchased on a forward commitment basis, open futures contracts and open credit default swap contracts.

(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,977,369 and the aggregate gross unrealized depreciation is $1,479,194, resulting in net unrealized appreciation of $11,498,175.

Futures Contracts Open at March 31, 2007:

NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	DEPRECIATION

4	Long	US Treasury Notes 5 Year June 2007	$423,188	$(1,251)
20	Long	US Treasury Notes 2 Year June 2007	4,097,812	(7,890)
1	Long	US Treasury Notes 10 Year June 2007	108,125	(815)
10	Long	US Treasury Bond 20 Year June 2007	1,112,500	(7,036)

		Total Unrealized Depreciation		$(16,992)

Credit Default Swap Contracts Opent at March 31, 2007:

		NOTIONAL	PAY/RECEIVE		UNREALIZED
SWAP COUNTERPARTY AND	BUY/SELL	AMOUNT	FIXED	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)

Citibank, NA, New York Tyco International	Buy	$150	0.43%	March 20, 2012	$145

Citibank, NA, New York Tyco International	Buy	75	0.43	March 20, 2012	73

Goldman Sachs International Residential Capital	Buy	100	2.00	March 20, 2012	(1,604)

Goldman Sachs International Schubb Corp	Buy	120	0.10	March 20, 2012	124

Goldman Sachs International Hartford Life Inc.	Buy	130	0.12	December 20, 2011	3

Goldman Sachs International Motorola, Inc.	Buy	50	0.15	December 20, 2011	563

Goldman Sachs International Motorola, Inc.	Buy	90	0.157	December 20, 2011	987

Goldman Sachs International Southwest Airlines	Buy	130	0.22	December 20, 2011	457

Goldman Sachs International Union Pacific Corp.	Buy	60	0.20	December 20, 2011	745

Goldman Sachs International Countrywide Home LN	Sell	60	0.60	March 20, 2012	(244)

Goldman Sachs International Countrywide Home LN	Sell	35	0.66	March 20, 2012	(51)

Goldman Sachs International Dell Inc.	Sell	60	0.22	March 20, 2012	15

	Net Unrealized Appreciation				$1,213

Morgan Stanley Select Dimensions-Capital Opportunities Portfolio

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (99.4%)
	Air Freight/Couriers (5.6%)
21,758	C.H. Robinson Worldwide, Inc.	$1,038,945
20,110	Expeditors International of Washington, Inc.	830,945
		1,869,890
	Apparel/Footwear Retail (3.0%)
13,521	Abercrombie & Fitch Co. (Class A)	1,023,269

	Biotechnology (2.4%)
14,132	Techne Corp. *	806,937

	Broadcasting (3.6%)
40,404	Grupo Televisa S.A. (ADR) (Mexico)	1,204,039

	Casino/Gaming (2.9%)
10,275	Wynn Resorts, Ltd.	974,687

	Chemicals: Agricultural (5.5%)
33,921	Monsanto Co.	1,864,298

	Discount Stores (8.2%)
18,948	Costco Wholesale Corp.	1,020,160
9,684	Sears Holdings Corp. *	1,744,670
		2,764,830
	Financial Conglomerates (9.3%)
19,307	American Express Co.	1,088,915
38,952	Brookfield Asset Management Inc. (Class A) (Canada)	2,035,632
		3,124,547
	Financial Publishing/Services (2.6%)
13,968	Moody’s Corp.	866,854

	Hotels/Resorts/Cruiselines (3.3%)
22,598	Marriott International, Inc. (Class A)	1,106,398

	Internet Retail (3.1%)
26,359	Amazon.com, Inc. *	1,048,825

	Internet Software/Services (9.0%)
4,248	Google Inc. (Class A) *	1,946,264
34,790	Yahoo! Inc. *	1,088,579
		3,034,843
	Investment Banks/Brokers (2.4%)
13,248	Greenhill & Co., Inc.	813,295

	Investment Trusts/Mutual Funds (2.7%)
54,654	Aeroplan Income Fund (Canada)	923,289

	Medical Specialties (2.8%)
21,515	Dade Behring Holdings, Inc.	943,433

	Miscellaneous Commercial Services (6.3%)
17,617	Corporate Executive Board Co. (The)	1,338,187
30,154	Iron Mountain Inc. *	787,924
		2,126,111

	Oil & Gas Production (5.4%)
34,361	Ultra Petroleum Corp. (Canada) *	1,825,600

	Other Consumer Services (5.5%)
55,627	eBay Inc. *	1,844,035

	Personnel Services (3.0%)
21,132	Monster Worldwide, Inc. *	1,001,023

	Property - Casualty Insurers (3.0%)
284	Berkshire Hathaway Inc. (Class B) *	1,033,760

	Restaurants (2.6%)
27,914	Wendy’s International, Inc.	873,708

	Specialty Telecommunications (2.0%)
20,633	Crown Castle International Corp. *	662,938

	Wholesale Distributors (2.0%)
210,000	Li & Fung Ltd. (Hong Kong) *	659,610

	Wireless Telecommunications (3.2%)
22,423	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,071,595

	TOTAL COMMON STOCKS (Cost $26,425,189)	33,467,814

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.8%)
	Repurchase Agreement
$269	Joint repurchase agreement account 5.33% due 04/02/07 (dated 03/30/07; proceeds $269,119) (a) (Cost $269,000)		269,000

	TOTAL INVESTMENTS (Cost $26,694,189) (b)	100.2%	33,736,814
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(61,081)
	NET ASSETS	100.0%	$33,675,733

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,789,601 and the aggregate gross unrealized depreciation is $746,976, resulting in net unrealized appreciation of $7,042,625.

Forward Foreign Currency Contracts Open at March 31, 2007

CONTRACTS	IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER	FOR		DATE	DEPRECIATION

$31,001	HKD	242,242	04/03/07	$1

Currency Abbreviation:

HKD Hong Kong Dollar

Morgan Stanley Select Dimensions - Developing Growth Portfolio

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.5%)
	Advertising/Marketing Services (2.6%)
7,386	Focus Media Holdings Ltd. (ADR) (Cayman Islands)*	$579,506
11,701	Lamar Advertising Co. (Class A)*	736,812
		1,316,318
	Air Freight/Couriers (5.4%)
31,707	C.H. Robinson Worldwide, Inc.	1,514,009
29,312	Expeditors International of Washington, Inc.	1,211,172
		2,725,181
	Apparel/Footwear Retail (4.0%)
19,666	Abercrombie & Fitch Co. (Class A)	1,488,323
19,400	Urban Outfitters, Inc.*	514,294
		2,002,617
	Biotechnology (2.3%)
20,499	Techne Corp.*	1,170,493

	Broadcasting (3.4%)
57,265	Grupo Televisa S.A. (ADR) (Mexico)	1,706,497

	Casino/Gaming (2.9%)
15,395	Wynn Resorts, Ltd.*	1,460,370

	Chemicals: Major Diversified (1.1%)
11,728	Cabot Corp.	559,777

	Construction Materials (1.5%)
9,643	Texas Industries, Inc.	728,336

	Electronic Production Equipment (1.3%)
15,909	Tessera Technologies, Inc.*	632,224

	Financial Conglomerates (1.5%)
26,140	Leucadia National Corp.	769,039

	Gas Distributors (1.0%)
5,767	Questar Corp.	514,474

	Home Building (2.9%)
13,329	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	772,416
1,052	NVR, Inc.*	699,580
		1,471,996
	Hotels/Resorts/Cruiselines (4.1%)
14,222	Choice Hotels International, Inc.	503,885
15,241	Hilton Hotels Corp.	548,066
40,831	Intercontinental Hotels (ADR) (United Kingdom)	1,009,751
		2,061,702
	Insurance Brokers/Services (2.8%)
18,186	Brown & Brown, Inc.	491,386
23,955	ChoicePoint, Inc.*	896,636
		1,388,022

	Internet Retail (3.0%)
38,045	Amazon.com, Inc.*	1,513,811

	Internet Software/Services (4.8%)
5,724	Baidu.com, Inc.(ADR) (Cayman Islands)*	552,652
8,656	Equinix Inc.*	741,213
3,484	NHN Corp.(South Korea)*	510,829
177,000	Tencent Holdings Ltd. (Hong Kong)*	577,639
		2,382,333
	Investment Managers (3.5%)
30,849	Calamos Asset Management Inc. (Class A)	688,550
2,124	Fortress Investment Group LLC (Class A)	60,916
47,918	Janus Capital Group, Inc.*	1,001,965
		1,751,431
	Investment Trusts/Mutual Funds (2.7%)
79,545	Aeroplan Income Fund (Canada)	1,343,782

	Medical Specialties (2.7%)
31,291	Dade Behring Holdings, Inc.	1,372,110

	Miscellaneous Commercial Services (5.9%)
24,026	Corporate Executive Board Co. (The)	1,825,015
43,873	Iron Mountain Inc.*	1,146,401
		2,971,416
	Miscellaneous Manufacturing (1.5%)
23,267	Pentair, Inc.	725,000

	Oil & Gas Production (7.2%)
32,841	Southwestern Energy Co.*	1,345,824
42,756	Ultra Petroleum Corp. (Canada)*	2,271,626
		3,617,450
	Other Consumer Services (4.6%)
16,964	Apollo Group, Inc. (Class A)*	744,720
23,030	Expedia, Inc.*	533,835
6,627	ITT Educational Services, Inc.*	540,034
10,448	Weight Watchers International, Inc.	481,548
		2,300,137
	Packaged Software (1.6%)
18,332	Salesforce.com Inc.*	784,976

	Personnel Services (2.9%)
30,800	Monster Worldwide, Inc.*	1,458,996

	Property - Casualty Insurers (1.4%)
1,921	Alleghany Corp.*	717,559

	Pulp & Paper (0.9%)
15,277	MeadWestvaco Corp.	471,143

	Real Estate Development (1.7%)
5,312	Forest City Enterprises, Inc. (Class A)	351,548
9,311	St. Joe Co. (The)	487,058
		838,606
	Restaurants (2.4%)
38,326	Wendy’s International, Inc.	1,199,604

	Savings Banks (1.4%)
16,291	People’s Bank	723,320

	Services to the Health Industry (2.0%)
12,266	Stericycle, Inc.*	999,679

	Specialty Stores (3.0%)
7,855	AutoZone, Inc.*	1,006,540
14,520	PETsMART, Inc.	478,579
		1,485,119
	Specialty Telecommunications (1.9%)
29,977	Crown Castle International Corp.*	963,161

	Steel (1.2%)
10,682	Chaparral Steel Co.	621,372

	Wholesale Distributors (2.0%)
314,000	Li & Fung Ltd. (Hong Kong)*	986,562

	Wireless Telecommunications (3.4%)
22,673	NII Holdings, Inc.*	1,681,883

	TOTAL COMMON STOCKS (Cost $42,220,990)	49,416,496

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.3%)
	REPURCHASE AGREEMENT
$1,127	Joint repurchase agreement account 5.3301% due 04/02/07 (dated 3/30/07; proceeds $1,127,501) (a) (Cost $1,127,000)		1,127,000

	TOTAL INVESTMENTS (Cost $43,347,990)	100.8%	50.543,496
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(396,906)
	NET ASSETS	100.0%	$50,146,590

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,598,891 and the aggregate gross unrealized depreciation is $1,403,385 resulting in net unrealized appreciation of $7,195,506.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.1%)
	Aerospace & Defense (3.3%)
43,934	Boeing Co.	$3,906,172
50,808	Northrop Grumman Corp.	3,770,970
		7,677,142
	Apparel/Footwear (1.9%)
52,949	V.F. Corp.	4,374,646

	Beverages: Alcoholic (1.3%)
37,936	Diageo PLC (ADR) (United Kingdom)	3,070,919

	Beverages: Non-Alcoholic (3.2%)
117,883	PepsiCo, Inc.	7,492,643

	Chemicals: Agricultural (0.8%)
35,713	Monsanto Co.	1,962,786

	Computer Communications (2.1%)
194,929	Cisco Systems, Inc.*	4,976,537

	Computer Peripherals (1.5%)
255,931	EMC Corp.*	3,544,644

	Computer Processing Hardware (0.8%)
82,411	Dell Inc.*	1,912,759

	Data Processing Services (3.3%)
102,957	Automatic Data Processing, Inc.	4,983,119
128,913	Western Union Co.	2,829,640
		7,812,759
	Department Stores (1.1%)
57,476	Federated Department Stores, Inc.	2,589,294

	Discount Stores (2.0%)
6,585	Sears Holdings Corp.*	1,186,354
61,186	Target Corp.	3,625,882
		4,812,236
	Drugstore Chains (1.1%)
76,863	CVS Corp.	2,624,103

	Electric Utilities (1.8%)
60,809	Exelon Corp.	4,178,186

	Financial Conglomerates (12.2%)
86,850	American Express Co.	4,898,340
170,927	Citigroup, Inc.	8,775,392

126,159	JPMorgan Chase & Co.	6,103,572
69,494	Prudential Financial, Inc.	6,272,528
45,544	UBS AG (Switzerland)	2,706,680
		28,756,512
	Hotels/Resorts/Cruiselines (1.4%)
51,128	Starwood Hotels & Resorts Worldwide, Inc.	3,315,651

	Household/Personal Care (3.2%)
120,962	Procter & Gamble Co. (The)	7,639,960

	Industrial Conglomerates (6.0%)
181,099	General Electric Co.	6,403,661
118,899	United Technologies Corp.	7,728,435
		14,132,096
	Information Technology Services (1.6%)
95,377	Accenture Ltd. (Class A) (Bermuda)	3,675,830

	Integrated Oil (4.0%)
20,334	ConocoPhillips	1,389,829
107,021	Exxon Mobil Corp.	8,074,734
		9,464,563
	Internet Software/Services (1.7%)
2,794	Google Inc. (Class A)*	1,280,099
86,873	Yahoo! Inc.*	2,718,256
		3,998,355
	Investment Banks/Brokers (2.0%)
8,533	Goldman Sachs Group, Inc. (The)	1,763,174
36,301	Merrill Lynch & Co., Inc.	2,964,703
		4,727,877
	Investment Managers (2.1%)
115,105	Mellon Financial Corp.	4,965,630

	Life/Health Insurance (1.3%)
21,398	Lincoln National Corp.	1,450,570
24,132	MetLife, Inc.	1,523,936
		2,974,506
	Major Banks (2.1%)
91,478	Wachovia Corp.	5,035,864

	Major Telecommunications (2.1%)
24,607	ALLTEL Corp.	1,525,634
84,736	AT&T Inc.	3,341,140
		4,866,774
	Managed Health Care (1.5%)
67,950	UnitedHealth Group Inc.	3,599,312

	Media Conglomerates (2.8%)
278,260	Time Warner, Inc.	5,487,287
31,092	Viacom, Inc. (Class B)*	1,278,192
		6,765,479
	Medical Specialties (1.8%)
13,067	Alcon, Inc. (Switzerland)	1,722,492
53,258	Thermo Fisher Scientific, Inc.*	2,489,812
		4,212,304

	Multi-Line Insurance (1.6%)
55,358	American International Group, Inc.	3,721,165

	Office Equipment/Supplies (1.3%)
67,048	Pitney Bowes, Inc.	3,043,309

	Oil & Gas Production (1.7%)
73,942	XTO Energy Inc.	4,052,761

	Oil Refining/Marketing (0.6%)
13,819	Marathon Oil Corp.	1,365,732

	Oilfield Services/Equipment (3.0%)
33,716	Cameron International Corp.*	2,117,028
45,975	Schlumberger Ltd. (Netherlands Antilles)	3,176,873
39,349	Weatherford International Ltd. (Bermuda)*	1,774,640
		7,068,541
	Other Consumer Services (1.0%)
71,685	eBay Inc.*	2,376,358

	Packaged Software (2.3%)
195,323	Microsoft Corp.	5,443,652

	Pharmaceuticals: Major (8.5%)
51,277	Abbott Laboratories	2,861,257
99,119	Johnson & Johnson	5,972,911
203,484	Pfizer, Inc.	5,140,006
120,099	Wyeth	6,008,553
		19,982,727
	Property - Casualty Insurers (1.4%)
47,410	XL Capital Ltd. (Class A) (Cayman Islands)	3,316,804

	Pulp & Paper (1.1%)
70,476	International Paper Co.	2,565,326

	Semiconductors (1.5%)
186,056	Intel Corp.	3,559,251

	Specialty Stores (0.8%)
72,887	Staples, Inc.	1,883,400

	Tobacco (3.3%)
87,879	Altria Group, Inc.	7,716,655

	TOTAL COMMON STOCKS (Cost $203,341,594)	231,255,048

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.2%)
	REPURCHASE AGREEMENT
$5,175	Joint repurchase agreement account 5.3301% due 04/02/07 (dated 3/30/07; proceeds $5,177,299)(a) (Cost $5,175,000)		5,175,000

	TOTAL INVESTMENTS (Cost $208,516,594)	100.3%	236,430,048
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(596,838)
	NET ASSETS	100.0%	$235,833,210

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $30,048,830 and the aggregate gross unrealized depreciation is $2,135,376 resulting in net unrealized appreciation of $27,913,454.

Morgan Stanley Select Dimensions- Equally-Weighted S&P 500 Portfolio

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.4%)
	Advertising/Marketing Services (0.4%)
33,370	Interpublic Group of Companies, Inc. (The)*	$410,785
3,922	Omnicom Group, Inc.	401,534
		812,319
	Aerospace & Defense (1.6%)
4,579	Boeing Co.	407,119
5,344	General Dynamics Corp.	408,282
8,261	Goodrich Corp.	425,276
4,943	L-3 Communications Holdings, Inc.	432,364
4,238	Lockheed Martin Corp.	411,171
5,711	Northrop Grumman Corp.	423,870
7,814	Raytheon Co.	409,922
6,070	Rockwell Collins, Inc.	406,265
		3,324,269
	Agricultural Commodities/Milling (0.2%)
12,368	Archer-Daniels-Midland Co.	453,906

	Air Freight/Couriers (0.5%)
8,303	C.H. Robinson Worldwide, Inc.	396,468
3,610	FedEx Corp.	387,822
5,692	United Parcel Service, Inc. (Class B)	399,009
		1,183,299
	Airlines (0.2%)
26,283	Southwest Airlines Co.	386,360

	Aluminum (0.2%)
12,379	Alcoa, Inc.	419,648

	Apparel/Footwear (1.1%)
8,498	Coach, Inc.*	425,325
12,339	Jones Apparel Group, Inc.	379,177
9,471	Liz Claiborne, Inc.	405,832
3,856	Nike, Inc. (Class B)	409,739
4,700	Polo Ralph Lauren Corp.	414,305
5,038	V.F. Corp.	416,239
		2,450,617
	Apparel/Footwear Retail (0.9%)
4,180	Abercrombie & Fitch Co. (Class A)	316,342
22,528	Gap, Inc. (The)	387,707
15,340	Limited Brands, Inc.	399,760
8,133	Nordstrom, Inc.	430,968
15,105	TJX Companies, Inc. (The)	407,231
		1,942,008
	Auto Parts: O.E.M. (0.4%)
5,023	Eaton Corp.	419,722
4,373	Johnson Controls, Inc.	413,773
		833,495
	Automotive Aftermarket (0.2%)
14,666	Goodyear Tire & Rubber Co. (The)*	457,433

	Beverages: Alcoholic (0.8%)
8,349	Anheuser-Busch Companies, Inc.	421,290
6,374	Brown-Forman Corp. (Class B)	417,879
20,459	Constellation Brands Inc. (Class A)*	433,322
4,666	Molson Coors Brewing Co. (Class B)	441,497
		1,713,988

	Beverages: Non-Alcoholic (0.8%)
8,486	Coca-Cola Co. (The)	407,328
20,510	Coca-Cola Enterprises Inc.	415,328
13,013	Pepsi Bottling Group, Inc. (The)	414,985
6,606	PepsiCo, Inc.	419,877
		1,657,518
	Biotechnology (1.4%)
6,648	Amgen Inc.*	371,490
9,053	Biogen Idec Inc.*	401,772
7,579	Celgene Corp.*	397,594
6,655	Genzyme Corp.*	399,433
5,960	Gilead Sciences, Inc.*	455,940
12,685	MedImmune, Inc.*	461,607
5,805	Millipore Corp.*	420,688
		2,908,524
	Broadcasting (0.2%)
11,702	Clear Channel Communications, Inc.	410,038

	Building Products (0.4%)
7,783	American Standard Companies, Inc.	412,655
14,326	Masco Corp.	392,532
		805,187
	Cable/Satellite TV (0.4%)
15,497	Comcast Corp. (Class A)*	402,147
17,887	DIRECTV Group, Inc. (The)*	412,653
		814,800
	Casino/Gaming (0.4%)
4,959	Harrah’s Entertainment, Inc.	418,788
10,088	International Game Technology	407,353
		826,141
	Chemicals: Agricultural (0.2%)
8,040	Monsanto Co.	441,878

	Chemicals: Major Diversified (1.0%)
9,159	Dow Chemical Co. (The)	420,032
8,296	Du Pont (E.I.) de Nemours & Co.	410,071
6,866	Eastman Chemical Co.	434,824
20,692	Hercules Inc.*	404,322
8,002	Rohm & Haas Co.	413,863
		2,083,112
	Chemicals: Specialty (0.8%)
5,670	Air Products & Chemicals, Inc.	418,956
6,258	Ashland Inc.	410,525
6,676	Praxair, Inc.	420,321
10,364	Sigma-Aldrich Corp.	430,313
		1,680,115
	Coal (0.4%)
11,490	CONSOL Energy, Inc.	449,604
10,388	Peabody Energy Corp.	418,013
		867,617
	Commercial Printing/Forms (0.2%)
11,647	Donnelley (R.R.) & Sons Co.	426,164

	Computer Communications (0.8%)
34,074	Avaya Inc.*	402,414
15,169	Cisco Systems, Inc.*	387,265
21,890	Juniper Networks, Inc.*	430,795
23,300	QLogic Corp.*	396,100
		1,616,574
	Computer Peripherals (0.6%)
30,863	EMC Corp.*	427,453
6,656	Lexmark International, Inc. (Class A)*	389,110
10,736	Network Appliance, Inc.*	392,079
5,600	Seagate Technology Inc. (Escrow)*(a)	0
		1,208,642

	Computer Processing Hardware (1.0%)
4,626	Apple, Inc.*	429,802
17,522	Dell Inc.*	406,685
10,394	Hewlett-Packard Co.	417,215
8,683	NCR Corp.*	414,787
66,420	Sun Microsystems, Inc.*	399,184
		2,067,673
	Construction Materials (0.2%)
3,604	Vulcan Materials Co.	419,794

	Containers/Packaging (1.0%)
9,165	Ball Corp.	420,215
12,109	Bemis Company, Inc.	404,320
12,575	Pactiv Corp.*	424,281
13,089	Sealed Air Corp.	413,612
7,176	Temple-Inland Inc.	428,694
		2,091,122
	Contract Drilling (1.0%)
7,697	ENSCO International Inc.	418,717
13,464	Nabors Industries, Ltd. (Bermuda)*	399,477
5,310	Noble Corp. (Cayman Islands)	417,791
12,884	Rowan Companies, Inc.	418,343
5,167	Transocean Inc. (Cayman Islands)*	422,144
		2,076,472
	Data Processing Services (1.8%)
8,131	Affiliated Computer Services, Inc. (Class A)*	478,753
8,367	Automatic Data Processing, Inc.	404,963
7,785	Computer Sciences Corp.*	405,832
16,592	Convergys Corp.*	421,603
9,510	Fidelity National Information Services, Inc.	432,325
16,814	First Data Corp.	452,297
7,852	Fiserv, Inc.*	416,627
10,190	Paychex, Inc.	385,895
18,243	Western Union Co.	400,434
		3,798,729
	Department Stores (0.8%)
12,213	Dillard’s, Inc. (Class A)	399,731
9,343	Federated Department Stores, Inc.	420,902
5,760	Kohl’s Corp.*	441,274
5,222	Penney (J.C.) Co., Inc.	429,040
		1,690,947
	Discount Stores (1.4%)
13,540	Big Lots, Inc.*	423,531
7,730	Costco Wholesale Corp.	416,183
19,643	Dollar General Corp.	415,449
14,334	Family Dollar Stores, Inc.	424,573
2,372	Sears Holdings Corp.*	427,340
6,934	Target Corp.	410,909
8,942	Wal-Mart Stores, Inc.	419,827
		2,937,812
	Drugstore Chains (0.6%)
23,677	CVS Corp.	808,349
8,959	Walgreen Co.	411,129
		1,219,478
	Electric Utilities (5.2%)
19,259	AES Corp. (The)*	414,454
8,703	Allegheny Energy, Inc.*	427,665
8,089	Ameren Corp.	406,877
9,016	American Electric Power Co., Inc.	439,530
23,738	CenterPoint Energy, Inc.	425,860
24,337	CMS Energy Corp.	433,199
8,533	Consolidated Edison, Inc.	435,695
4,959	Constellation Energy Group, Inc.	431,185
4,878	Dominion Resources, Inc.	433,020

8,524	DTE Energy Co.	408,300
21,189	Duke Energy Corp.	429,925
8,567	Edison International	420,897
4,154	Entergy Corp.	435,838
6,301	Exelon Corp.	432,942
6,567	FirstEnergy Corp.	434,998
6,954	FPL Group, Inc.	425,376
7,703	Integrys Energy Group Inc.	427,594
8,780	PG&E Corp.	423,811
8,388	Pinnacle West Capital Corp.	404,721
10,982	PPL Corp.	449,164
8,428	Progress Energy, Inc.	425,108
5,344	Public Service Enterprise Group	443,766
11,236	Southern Co. (The)	411,799
23,843	TECO Energy, Inc.	410,338
6,605	TXU Corp.	423,381
17,629	Xcel Energy, Inc.	435,260
		11,090,703
	Electrical Products (0.6%)
9,020	Cooper Industries Ltd. (Class A) (Bermuda)	405,810
9,835	Emerson Electric Co.	423,790
13,780	Molex Inc.	388,596
		1,218,196
	Electronic Components (0.7%)
15,213	Jabil Circuit, Inc.	325,710
9,771	SanDisk Corp.*	427,970
110,818	Sanmina-SCI Corp.*	401,161
123,234	Solectron Corp.*	388,187
		1,543,028
	Electronic Equipment/Instruments (1.0%)
12,417	Agilent Technologies, Inc.*	418,329
25,988	JDS Uniphase Corp.*	395,797
6,700	Rockwell Automation, Inc.	401,129
14,765	Tektronix, Inc.	415,782
24,285	Xerox Corp.*	410,174
		2,041,211
	Electronic Production Equipment (0.8%)
22,415	Applied Materials, Inc.	410,643
7,966	KLA-Tencor Corp.	424,747
12,087	Novellus Systems, Inc.*	387,026
24,803	Teradyne, Inc.*	410,242
		1,632,658
	Electronics/Appliance Stores (0.6%)
8,243	Best Buy Co., Inc.	401,599
22,362	Circuit City Stores - Circuit City Group	414,368
15,916	RadioShack Corp.	430,209
		1,246,176
	Electronics/Appliances (0.6%)
17,111	Eastman Kodak Co.	386,024
4,064	Harman International Industries, Inc.	390,469
4,929	Whirlpool Corp.	418,521
		1,195,014
	Energy (0.2%)
6,889	Sempra Energy	420,298

	Engineering & Construction (0.2%)
4,706	Fluor Corp.	422,222

	Environmental Services (0.4%)
32,965	Allied Waste Industries, Inc.*	415,029
11,761	Waste Management, Inc.	404,696
		819,725

	Finance/Rental/Leasing (1.3%)
5,423	Capital One Financial Corp.	409,220
7,737	CIT Group, Inc.	409,442
11,277	Countrywide Financial Corp.	379,358
7,329	Fannie Mae	400,017
6,624	Freddie Mac	394,062
8,084	Ryder System, Inc.	398,865
9,497	SLM Corp.	388,427
		2,779,391
	Financial Conglomerates (1.2%)
7,097	American Express Co.	400,271
7,960	Citigroup, Inc.	408,666
8,597	JPMorgan Chase & Co.	415,923
7,021	Principal Financial Group, Inc.	420,347
4,675	Prudential Financial, Inc.	421,966
6,232	State Street Corp.	403,522
		2,470,695
	Financial Publishing/Services (0.5%)
10,664	Equifax, Inc.	388,703
6,266	McGraw-Hill Companies, Inc. (The)	394,006
6,238	Moody’s Corp.	387,130
		1,169,839
	Food Distributors (0.2%)
12,153	SYSCO Corp.	411,136

	Food Retail (0.8%)
15,581	Kroger Co. (The)	440,163
12,013	Safeway Inc.	440,156
11,026	Supervalu, Inc.	430,786
8,915	Whole Foods Market, Inc.	399,838
		1,710,943
	Food: Major Diversified (1.2%)
10,461	Campbell Soup Co.	407,456
16,191	ConAgra Foods, Inc.	403,318
7,204	General Mills, Inc.	419,417
8,925	Heinz (H.J.) Co.	420,546
8,210	Kellogg Co.	422,240
24,519	Sara Lee Corp.	414,861
		2,487,838
	Food: Meat/Fish/Dairy (0.4%)
8,975	Dean Foods Co.*	419,492
22,735	Tyson Foods, Inc. (Class A)	441,286
		860,778
	Food: Specialty/Candy (0.6%)
7,750	Hershey Co. (The)	423,615
10,538	McCormick & Co., Inc. (Non-Voting)	405,924
7,985	Wrigley (Wm.) Jr. Co.	407,075
		1,236,614
	Forest Products (0.2%)
5,234	Weyerhaeuser Co.	391,189

	Gas Distributors (1.2%)
48,702	Dynegy, Inc. (Class A)*	450,981
10,061	KeySpan Corp.	414,010
8,470	Nicor Inc.	410,117
17,057	NiSource, Inc.	416,873
4,723	Questar Corp.	421,339
16,440	Spectra Energy Corp.	431,879
		2,545,199
	Home Building (0.9%)
9,099	Centex Corp.	380,156
17,269	D.R. Horton, Inc.	379,918
8,688	KB Home	370,717
8,726	Lennar Corp. (Class A)	368,324
14,984	Pulte Homes, Inc.	396,477
		1,895,592

	Home Furnishings (0.4%)
17,581	Leggett & Platt, Inc.	398,561
13,719	Newell Rubbermaid, Inc.	426,524
		825,085
	Home Improvement Chains (0.6%)
10,510	Home Depot, Inc. (The)	386,137
13,232	Lowe’s Companies, Inc.	416,676
6,307	Sherwin-Williams Co.	416,514
		1,219,327
	Hospital/Nursing Management (0.4%)
7,701	Manor Care, Inc.	418,626
62,085	Tenet Healthcare Corp.*	399,207
		817,833
	Hotels/Resorts/Cruiselines (1.0%)
8,711	Carnival Corp.+(Panama)	408,197
11,955	Hilton Hotels Corp.	429,902
8,738	Marriott International, Inc. (Class A)	427,812
6,544	Starwood Hotels & Resorts Worldwide, Inc.	424,378
12,590	Wyndham Worldwide Corp.*	429,949
		2,120,238
	Household/Personal Care (1.4%)
11,035	Avon Products, Inc.	411,164
6,517	Clorox Co. (The)	415,068
6,356	Colgate-Palmolive Co.	424,517
8,663	Estee Lauder Companies, Inc. (The) (Class A)	423,188
8,530	International Flavors & Fragrances, Inc.	402,787
6,179	Kimberly-Clark Corp.	423,200
6,478	Procter & Gamble Co. (The)	409,150
		2,909,074
	Industrial Conglomerates (1.7%)
5,304	3M Co.	405,385
5,651	Danaher Corp.	403,764
11,474	General Electric Co. **	405,721
8,830	Honeywell International, Inc.	406,710
9,648	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	418,434
6,969	ITT Corp.	420,370
4,428	Textron, Inc.	397,634
13,422	Tyco International Ltd. (Bermuda)	423,464
6,416	United Technologies Corp.	417,040
		3,698,522
	Industrial Machinery (0.4%)
8,222	Illinois Tool Works Inc.	424,255
5,029	Parker Hannifin Corp.	434,053
		858,308
	Industrial Specialties (0.4%)
9,351	Ecolab Inc.	402,093
6,003	PPG Industries, Inc.	422,071
		824,164
	Information Technology Services (1.0%)
13,292	Citrix Systems, Inc.*	425,743
4,666	Cognizant Technology Solutions Corp. (Class A)*	411,868
15,074	Electronic Data Systems Corp.	417,248
4,361	International Business Machines Corp.	411,068
50,116	Unisys Corp.*	422,478
		2,088,405
	Insurance Brokers/Services (0.4%)
10,924	AON Corp.	414,675
13,665	Marsh & McLennan Companies, Inc.	400,248
		814,923
	Integrated Oil (1.0%)
5,791	Chevron Corp.	428,302
6,034	ConocoPhillips	412,424
5,643	Exxon Mobil Corp.	425,764
7,951	Hess Corp.	441,042
7,866	Murphy Oil Corp.	420,044
		2,127,576

	Internet Retail (0.4%)
10,416	Amazon.com, Inc.*	414,453
10,800	IAC/InterActiveCorp*	407,268
		821,721
	Internet Software/Services (0.6%)
894	Google Inc. (Class A)*	409,595
16,360	VeriSign, Inc.*	410,963
13,871	Yahoo! Inc.*	434,024
		1,254,582
	Investment Banks/Brokers (1.7%)
7,515	Ameriprise Financial, Inc.	429,407
2,710	Bear Stearns Companies, Inc. (The)	407,449
779	Chicago Mercantile Exchange Holdings Inc. (Class A)	414,786
18,185	E*TRADE Group, Inc.*	385,886
2,078	Goldman Sachs Group, Inc. (The)	429,377
5,538	Lehman Brothers Holdings Inc.	388,048
4,934	Merrill Lynch & Co., Inc.	402,960
5,469	Morgan Stanley	430,738
21,939	Schwab (Charles) Corp. (The)	401,264
		3,689,915
	Investment Managers (1.2%)
11,584	Federated Investors, Inc. (Class B)	425,364
3,618	Franklin Resources, Inc.	437,163
19,580	Janus Capital Group, Inc.	409,418
4,323	Legg Mason, Inc.	407,270
9,779	Mellon Financial Corp.	421,866
8,973	Price (T.) Rowe Group, Inc.	423,436
		2,524,517
	Life/Health Insurance (1.2%)
9,051	AFLAC, Inc.	425,940
12,129	Genworth Financial Inc. (Class A)	423,787
6,262	Lincoln National Corp.	424,501
6,710	MetLife, Inc.	423,736
6,471	Torchmark Corp.	424,433
18,728	UnumProvident Corp.	431,306
		2,553,703
	Major Banks (2.5%)
7,945	Bank of America Corp.	405,354
10,501	Bank of New York Co., Inc. (The)	425,816
9,722	BB&T Corp.	398,796
7,004	Comerica, Inc.	414,076
17,751	Huntington Bancshares, Inc.	387,859
10,969	KeyCorp	411,008
11,346	National City Corp.	422,639
5,647	PNC Financial Services Group	406,415
11,411	Regions Financial Corp.	403,607
4,904	SunTrust Banks, Inc.	407,228
11,603	U.S. Bancorp	405,757
7,281	Wachovia Corp.	400,819
11,653	Wells Fargo & Co.	401,213
		5,290,587
	Major Telecommunications (1.0%)
6,698	ALLTEL Corp.	415,276
11,209	AT&T Inc.	441,971
7,709	Embarq Corp.	434,402
21,502	Sprint Nextel Corp.	407,678
11,386	Verizon Communications, Inc.	431,757
		2,131,084
	Managed Health Care (1.2%)
9,616	Aetna, Inc.	421,085
2,912	CIGNA Corp.	415,426
7,547	Coventry Health Care, Inc.*	423,009

7,118	Humana, Inc.*	412,986
7,801	UnitedHealth Group Inc.	413,219
5,260	WellPoint Inc.*	426,586
		2,512,311
	Media Conglomerates (1.0%)
13,050	CBS Corp. (Class B)	399,200
12,109	Disney (Walt) Co. (The)	416,913
18,478	News Corp. (Class A)	427,211
20,238	Time Warner, Inc.	399,093
10,336	Viacom, Inc. (Class B)*	424,913
		2,067,330
	Medical Distributors (0.8%)
7,992	AmerisourceBergen Corp.	421,578
5,849	Cardinal Health, Inc.	426,685
7,504	McKesson Corp.	439,284
11,882	Patterson Companies, Inc.*	421,692
		1,709,239
	Medical Specialties (3.3%)
13,346	Applera Corp. - Applied Biosystems Group	394,641
4,976	Bard (C.R.), Inc.	395,642
8,005	Bausch & Lomb, Inc.	409,536
8,070	Baxter International, Inc.	425,047
5,571	Becton, Dickinson & Co.	428,354
9,810	Biomet, Inc.	416,827
26,584	Boston Scientific Corp.*	386,531
10,603	Hospira, Inc.*	433,663
8,067	Medtronic, Inc.	395,767
10,878	Pall Corp.	413,364
17,826	PerkinElmer, Inc.	431,746
11,026	St. Jude Medical, Inc.*	414,688
6,355	Stryker Corp.	419,239
9,095	Thermo Fisher Scientific, Inc.*	425,191
8,333	Varian Medical Systems, Inc.*	397,401
7,388	Waters Corp.*	428,504
4,849	Zimmer Holdings, Inc.*	414,153
		7,030,294
	Miscellaneous Commercial Services (0.4%)
9,938	Cintas Corp.	358,762
12,733	Sabre Holdings Corp. (Class A)	417,006
		775,768
	Miscellaneous Manufacturing (0.2%)
8,386	Dover Corp.	409,321

	Motor Vehicles (0.6%)
54,895	Ford Motor Co.	433,122
14,192	General Motors Corp.	434,843
6,486	Harley-Davidson, Inc.	381,053
		1,249,018
	Multi-Line Insurance (0.8%)
5,896	American International Group, Inc.	396,329
4,402	Hartford Financial Services Group, Inc. (The)	420,743
9,484	Loews Corp.	430,858
6,240	Safeco Corp.	414,523
		1,662,453
	Office Equipment/Supplies (0.4%)
6,160	Avery Dennison Corp.	395,842
8,931	Pitney Bowes, Inc.	405,378
		801,220
	Oil & Gas Pipelines (0.6%)
28,465	El Paso Corp.	411,889
3,920	Kinder Morgan, Inc.	417,284
15,295	Williams Companies, Inc. (The)	435,296
		1,264,469

	Oil & Gas Production (1.4%)
9,993	Anadarko Petroleum Corp.	429,499
6,032	Apache Corp.	426,462
13,334	Chesapeake Energy Corp.	411,754
6,123	Devon Energy Corp.	423,834
6,052	EOG Resources, Inc.	431,750
8,617	Occidental Petroleum Corp.	424,904
8,204	XTO Energy Inc.	449,661
		2,997,864
	Oil Refining/Marketing (0.6%)
4,349	Marathon Oil Corp.	429,812
6,085	Sunoco, Inc.	428,627
6,906	Valero Energy Corp.	445,368
		1,303,807
	Oilfield Services/Equipment (1.4%)
6,284	Baker Hughes Inc.	415,561
14,607	BJ Services Co.	407,535
12,639	Halliburton Co.	401,162
5,685	National Oilwell-Varco, Inc.*	442,236
6,150	Schlumberger Ltd. (Netherlands Antilles)	424,965
9,398	Smith International, Inc.	451,574
8,935	Weatherford International Ltd. (Bermuda)*	402,968
		2,946,001
	Other Consumer Services (0.6%)
9,222	Apollo Group, Inc. (Class A)*	404,846
18,881	Block (H.&R.), Inc.	397,256
12,619	eBay Inc.*	418,320
		1,220,422
	Other Consumer Specialties (0.2%)
5,054	Fortune Brands, Inc.	398,356

	Packaged Software (1.9%)
10,065	Adobe Systems, Inc.*	419,711
10,541	Autodesk, Inc.*	396,342
12,822	BMC Software, Inc.*	394,789
16,434	CA Inc.	425,805
44,232	Compuware Corp.*	419,762
13,722	Intuit Inc.*	375,434
14,425	Microsoft Corp. **	402,025
59,124	Novell, Inc.*	426,875
23,621	Oracle Corp.*	428,249
23,328	Symantec Corp.*	403,574
		4,092,566
	Personnel Services (0.4%)
8,654	Monster Worldwide, Inc.*	409,940
11,071	Robert Half International, Inc.	409,738
		819,678
	Pharmaceuticals: Generic Drugs (0.6%)
8,162	Barr Pharmaceuticals Inc.*	378,309
20,301	Mylan Laboratories, Inc.	429,163
15,748	Watson Pharmaceuticals, Inc.*	416,220
		1,223,692
	Pharmaceuticals: Major (1.6%)
7,838	Abbott Laboratories	437,360
15,453	Bristol-Myers Squibb Co.	428,975
6,515	Johnson & Johnson	392,594
7,613	Lilly (Eli) & Co.	408,894
9,430	Merck & Co., Inc.	416,523
16,196	Pfizer, Inc.	409,111
17,587	Schering-Plough Corp.	448,644
8,166	Wyeth	408,545
		3,350,646
	Pharmaceuticals: Other (0.6%)
3,561	Allergan, Inc.	394,630
8,065	Forest Laboratories, Inc.*	414,864
21,975	King Pharmaceuticals, Inc.*	432,248
		1,241,742

	Precious Metals (0.4%)
6,705	Freeport-McMoRan Copper & Gold, Inc. (Class B)	443,804
9,183	Newmont Mining Corp.	385,594
		829,398
	Property - Casualty Insurers (1.3%)
6,842	ACE Ltd. (Cayman Islands)	390,405
6,604	Allstate Corp. (The)	396,636
7,949	Chubb Corp. (The)	410,725
9,241	Cincinnati Financial Corp.	391,818
18,631	Progressive Corp. (The)	406,528
7,756	Travelers Companies, Inc, (The)	401,528
5,761	XL Capital Ltd. (Class A) (Cayman Islands)	403,040
		2,800,680
	Publishing: Books/Magazines (0.2%)
7,257	Meredith Corp.	416,479

	Publishing: Newspapers (0.9%)
11,511	Dow Jones & Co., Inc.	396,784
7,070	Gannett Co., Inc.	397,970
17,036	New York Times Co. (The) (Class A)	400,516
9,044	Scripps (E.W.) Co. (Class A)	404,086
13,566	Tribune Co.	435,604
		2,034,960
	Pulp & Paper (0.4%)
11,741	International Paper Co.	427,372
13,655	MeadWestvaco Corp.	421,120
		848,492
	Railroads (0.8%)
5,192	Burlington Northern Santa Fe Corp.	417,593
10,333	CSX Corp.	413,837
8,125	Norfolk Southern Corp.	411,125
4,147	Union Pacific Corp.	421,128
		1,663,683
	Real Estate Development (0.4%)
12,364	CB Richard Ellis Group, Inc. (Class A)*	422,602
14,097	Realogy Corp.*	417,412
		840,014
	Real Estate Investment Trusts (2.5%)
7,357	Apartment Investment & Management Co. (Class A)	424,425
7,383	Archstone-Smith Trust	400,749
3,071	AvalonBay Communities, Inc.	399,230
3,552	Boston Properties, Inc.	417,005
4,800	Developers Diversified Realty Corp.	301,920
8,277	Equity Residential	399,200
15,190	Host Hotels & Resorts Inc.	399,649
8,547	Kimco Realty Corp.	416,581
10,760	Plum Creek Timber Co., Inc.	424,159
6,321	ProLogis	410,423
4,320	Public Storage, Inc.	408,974
3,785	Simon Property Group, Inc.	421,081
3,367	Vornado Realty Trust	401,818
		5,225,214
	Recreational Products (0.8%)
12,864	Brunswick Corp.	409,718
8,059	Electronic Arts Inc.*	405,851
14,213	Hasbro, Inc.	406,776
14,957	Mattel, Inc.	412,364
		1,634,709
	Regional Banks (1.7%)
11,929	Commerce Bancorp, Inc.	398,190
6,166	Compass Bancshares, Inc.	424,221
10,162	Fifth Third Bancorp	393,168

10,054	First Horizon National Corp.	417,543
3,401	M&T Bank Corp.	393,938
8,689	Marshall & Ilsley Corp.	402,388
7,000	Northern Trust Corp.	420,980
12,956	Synovus Financial Corp.	418,997
4,924	Zions Bancorporation	416,176
		3,685,601
	Restaurants (1.0%)
10,272	Darden Restaurants, Inc.	423,104
9,532	McDonald’s Corp.	429,417
12,892	Starbucks Corp.*	404,293
12,783	Wendy’s International, Inc.	400,108
7,078	Yum! Brands, Inc.	408,825
		2,065,747
	Savings Banks (0.6%)
29,181	Hudson City Bancorp, Inc.	399,196
16,064	Sovereign Bancorp, Inc.	408,668
9,886	Washington Mutual, Inc.	399,197
		1,207,061
	Semiconductors (2.6%)
28,140	Advanced Micro Devices, Inc.*	367,508
19,907	Altera Corp.*	397,941
11,731	Analog Devices, Inc.	404,602
12,147	Broadcom Corp. (Class A)*	389,554
20,587	Intel Corp.	393,829
12,331	Linear Technology Corp.	389,536
41,076	LSI Logic Corp.*	428,833
12,992	Maxim Integrated Products, Inc.	381,965
34,462	Micron Technology, Inc.*	416,301
16,665	National Semiconductor Corp.	402,293
13,906	NVIDIA Corp.*	400,215
60,652	PMC - Sierra, Inc.*	425,171
13,250	Texas Instruments Inc.	398,825
16,221	Xilinx, Inc.	417,366
		5,613,939
	Services to the Health Industry (1.0%)
5,025	Express Scripts, Inc.*	405,618
14,527	IMS Health Inc.	430,871
5,776	Laboratory Corp. of America Holdings*	419,511
6,090	Medco Health Solutions, Inc.*	441,708
8,051	Quest Diagnostics Inc.	401,503
		2,099,211
	Specialty Insurance (0.6%)
4,704	Ambac Financial Group, Inc.	406,379
6,078	MBIA Inc.	398,048
6,902	MGIC Investment Corp.	406,666
		1,211,093
	Specialty Stores (1.4%)
19,736	AutoNation, Inc.*	419,193
3,326	AutoZone, Inc.*	426,194
10,210	Bed Bath & Beyond Inc.*	410,136
11,365	Office Depot, Inc.*	399,366
8,154	OfficeMax Inc.	430,042
15,466	Staples, Inc.	399,641
9,704	Tiffany & Co.	441,338
		2,925,910
	Specialty Telecommunications (0.8%)
9,480	CenturyTel, Inc.	428,401
29,031	Citizens Communications Co.	434,013
48,193	Qwest Communications International, Inc.*	433,255
28,762	Windstream Corp.	422,514
		1,718,183

	Steel (0.6%)
4,051	Allegheny Technologies, Inc.	432,201
6,722	Nucor Corp.	437,804
4,644	United States Steel Corp.	460,545
		1,330,550
	Telecommunication Equipment (1.2%)
25,334	ADC Telecommunications, Inc.*	424,091
15,732	CIENA Corp.*	439,709
19,038	Corning, Inc.*	432,924
21,673	Motorola, Inc.	382,962
9,489	QUALCOMM, Inc.	404,801
39,582	Tellabs, Inc.*	391,862
		2,476,349
	Tobacco (0.6%)
4,874	Altria Group, Inc.	427,986
6,588	Reynolds American, Inc.	411,157
7,363	UST, Inc.	426,907
		1,266,050
	Tools/Hardware (0.6%)
5,063	Black & Decker Corp.	413,242
8,676	Snap-On, Inc.	417,316
7,707	Stanley Works (The)	426,660
		1,257,218
	Trucks/Construction/Farm Machinery (1.0%)
6,562	Caterpillar Inc.	439,851
2,993	Cummins Inc.	433,147
3,766	Deere & Co.	409,138
5,730	PACCAR, Inc.	420,582
6,008	Terex Corp.*	431,134
		2,133,852
	Wholesale Distributors (0.4%)
8,560	Genuine Parts Co.	419,440
5,507	Grainger (W.W.), Inc.	425,361
		844,801
	TOTAL COMMON STOCKS (Cost $114,182,760)	207,389,079

NUMBER OF
WARRANTS
WARRANT
Aerospace & Defense (0.0%)
111	Raython Co. (06/16/11)* (Cost $1,354)	1,926

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.7%)
	REPURCHASE AGREEMENT
$3,500	Joint repurchase agreement account 5.3301 due 04/02/07 (dated 03/30/07; proceeds $3,501,555) (b) (Cost $3,500,000)		3,500,000

	TOTAL INVESTMENTS (Cost $117,684,114) (c)(d)	100.1%	210,891,005
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(174,362)
	NET ASSETS	100.0%	$210,716,643

*	Non-income producing security.
**

A portion of this security is physically segregated in connection with open futures contracts in the amount of $102,000. faith under procedures established by and under the general surpervision of the Fund’s Trustees.

+	Consists of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.

(a)	A security with total market value equal to $0 has been valued at its fair value as determind in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $2,653,188 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $95,244,003, and the aggregate gross unrealized depreciation is $2,037,112, resulting in net unrealized appreciation of $93,206,891.

Futures Contracts Open at March 31, 2007:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

20	Long	S&P Midcap 400 Index June 2007	$1,711,600	$20,968

3	Long	S&P 500 Index June 2007	1,073,400	8,803

Total Unrealized Appreciation				$29,771

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments March 31, 2007 (unaudited)

	PRINCIPAL
	AMOUNT IN		COUPON		MATURITY
	THOUSANDS		RATE		DATE	VALUE
		Government & Corporate Bonds (96.6%)
		Foreign (13.0%)
		Argentina (0.3%)
		Government Obligations
ARS	682	Republic of Argentina	0.00	**%	12/15/35	$26,651
	190	Republic of Argentina++++	5.83		12/31/33	91,200
$15		Republic of Argentina (h)	0.00	**	12/15/35	2,107
	6	Republic of Argentina (c) (h) ++++	8.28		12/31/33	6,785
	60	Republic of Argentina (b)	13.97		04/10/49	28,500

		Total Argentina				155,243

		Australia (0.4%)
		Property - Casualty Insurers
	200	Mantis Reef Ltd. - 144A*	4.692		11/14/08	198,156

		Bermuda (0.4%)
		Cable/Satellite TV
	200	Intelsat Bermuda Ltd.	8.876	**	01/15/15	205,000

		Brazil (1.1%)
		Government Obligations (1.0%)
	230	Federal Republic of Brazil	14.50		10/15/09	281,750
	550	JP MorganChase	0.000		01/01/12	256,538
						538,288

		Major Banks (0.1%)
	70	Banco ABN AMRO	16.20		02/22/10	37,683

		Total Brazil				575,971

		Canada (1.0%)
		Media Conglomerates (0.0%)
	1	Canwest Media Inc.	8.00		09/15/12	622

		Oil & Gas Pipelines (0.5%)
	315	Kinder Morgan Finance Co.	5.70		01/05/16	295,843

		Other Metals/Minerals (0.2%)
	90	Brascan Corp.	7.125		06/15/12	96,465

		Other Transportation (0.3%)
	140	CHC Helicopter Corp.	7.375		05/01/14	136,850

		Total Canada				529,780

		Denmark (0.3%)
		Telecommunications
	80	Nordic Telecommunications Holdings - 144A*	8.875		05/01/16	86,000
EUR	60	TDC AS	6.50		04/19/12	83,769

		Total Denmark				169,769

		Ecuador (0.1%)
		Government Obligation
$50		Republic of Ecuador - 144A*	10.00	**	08/15/30	44,625

		France (0.3%)
		Oilfield Services/Equipments (0.1%)
	25	Compagnie Generale de Geophysique S.A.	7.50		05/15/15	25,875

		Telecommunications (0.2%)
	95	France Telecom S.A.	8.50	**	03/01/31	123,831

		Total France				149,706

		Indonesia (0.4%)
		Pulp & Paper
	264	Tjiwi Kimia Finance BV	0.00	**	04/29/27	40,862
	64	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/15	53,314
	213	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/18	112,060

		Total Indonesia				206,236

		Israel (0.3%)
		Electrical Products
	155	Ormat Funding Corp.	8.25		12/30/20	158,215

		Japan (4.0%)
		Government Obligations
JPY	165,000	Japan (Government of)	0.00		03/20/07	1,394,981
	90,000	Japan (Government of)	0.30		02/15/08	761,021

		Total Japan				2,156,002

		Luxembourg (0.2%)
		Telecommunications
$30		Telecom Italia Capital SpA	4.00		11/15/08	29,420
	80	Telecom Italia Capital SpA	4.00		01/15/10	77,340

		Total Luxembourg				106,760

		Mexico (1.4%)
		Government Obligations (0.8%)
	150	United Mexican States Corp.	8.375		01/14/11	166,425
	2,630	United Mexican States Corp.	9.50		12/18/14	265,250
						431,675

		Oil & Gas Production (0.5%)
	80	Pemex Project Funding Master Trust	9.50		09/15/27	108,640
	170	Pemex Project Funding Master Trust - 144A*	6.655	**	06/15/10	174,760
						283,400
		Telecommunications (0.1%)
	66	Axtel SA	11.00		12/15/13	73,755

		Total Mexico				788,830

		Netherlands (0.1%)
		Telecommunications
	70	Telefonica Europe BV	8.25		09/15/30	84,097

		Russia (1.3%)
		Government Obligations (1.1%)
	50	Federal Republic of Russia	8.25		03/31/10	52,267
	15	Federal Republic of Russia	5.00	**	03/31/30	17,062
	201	Federal Republic of Russia	11.00		07/24/18	290,696
	90	Federal Republic of Russia	12.75		06/24/28	163,845
	100	Russian Agricultural Bank - 144A*	7.175		05/16/13	105,875
						629,745

		Oil & Gas Pipelines (0.2%)
	75	Gaz Capital	8.625		04/28/34	96,825

		Total Russia				726,570

		Turkey (0.5%)
		Government Obligations
	80	Citigroup, Inc. - 144A* +++	0.00		08/14/08	90,123
	100	JP Morgan Chase - 144A*+++	0.00		08/15/08	80,540
	55	Republic of Turkey	11.875		01/15/30	84,700

		Total Turkey				255,363

		United Kingdom (0.1%)
		Cable/Satelliite
	40	NTL Cable PLC	8.75		04/15/14	41,800

		Ukraine (0.1%)
		Government Obligations
	40	Ukraine Ministry of France - 144A *	6.580		11/21/16	40,640

	Venezuela (0.7%)
	Government Obligations
70	Republic of Venezuela	8.50		10/08/14	78,120
165	Republic of Venezuela	9.25		09/25/27	207,900
80	Republic of Venezuela	10.75		09/19/13	97,880

	Total Venezuela				383,900

	Total Foreign (Cost $6,954,386)				6,976,663

	United States (83.6%)
	Corporate Bonds (33.4%)
	Advertising/Marketing Services (0.7%)
65	Idearc, Inc. - 144A*	8.00		11/15/16	67,194
65	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	61,425
240	Valassis Communications Inc. - 144A*	8.25		03/01/15	237,000
					365,619

	Aerospace & Defense (0.5%)
165	K&F Acquisition Inc.	7.75		11/15/14	176,138
73	Systems 2001 Asset Trust - 144A*	6.664		09/15/13	77,344
					253,482

	Air Freight/Couriers (0.1%)
40	Fedex Corp.	7.25		02/15/11	42,743

	Apparel/Footwear (0.6%)
125	Levi Strauss & Co.	10.11	**	04/01/12	127,500
200	Phillips Van-Heusen Corp.	7.25		02/15/11	205,500
					333,000
	Auto Parts: O.E.M. (0.7%)
345	ArvinMeritor, Inc.	8.75		03/01/12	357,937

	Beverages: Alcoholic (0.2%)
100	FBG Finance Ltd. - 144A*	5.125		06/15/15	96,109

	Broadcasting (0.3%)
160	Umbrella Acquisition	9.75	†	03/15/15	160,200

	Building Products (0.1%)
35	Interface Inc.	7.30		04/01/08	35,788

	Cable/Satellite TV (1.2%)
170	Cablevision Systems Corp. (Series B)	9.87	**	04/01/09	181,050
101	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	105,293
140	Comcast Cable Communications Inc.	6.75		01/30/11	147,550
140	Echostar DBS Corp.	6.375		10/01/11	141,225
65	Echostar DBS Corp.	6.625		10/01/14	65,569
					640,687

	Casino/Gaming (1.3)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (b) (h)	13.50		03/01/10	0
200	Isle of Capri Casinos	7.00		03/01/14	197,000
335	MGM Mirage Inc.	6.00		10/01/09	337,094
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (h)	13.00	†	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	160,669
30	Station Casinos, Inc.	6.875		03/01/16	27,638
					722,401

	Chemicals: Major Diversified (0.1%)
45	ICI Wilmington Inc.	4.375		12/01/08	44,352

	Chemicals: Specialty (1.2%)
161	Equistar Chemical Funding	10.125		09/01/08	170,258
35	Equistar Chemical Funding	10.625		05/01/11	37,100
280	Innophos, Inc.	8.875	**	08/15/14	291,200
32	Innophos, Inc.	13.374	**†	02/15/15	33,911
120	Koppers Holdings, Inc.	9.875	#	11/15/14	101,550
26	Koppers Industry Inc.	9.875		10/15/13	28,340
					662,359

	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	35,613

	Computer Processing Hardware (0.2%)
85	Hewlett-Packard Co.	5.485		05/22/09	85,122

	Containers/Packaging (1.7%)
345	Berry Plastics Holding Corp.	8.875		09/15/14	354,488
150	Graphic Packaging International Corp.	9.50		08/15/13	160,313
390	Owens-Illinois, Inc.	7.50		05/15/10	397,800
					912,601

	Data Processing Services (0.2%)
105	Sungard Data Systems Inc.	9.125		08/15/13	113,137

	Department Stores (0.1%)
85	May Department Stores Co.	6.70		07/15/34	84,096

	Drugstore Chains (0.2%)
20	CVS Corp.	5.75		08/15/11	20,388
85	CVS Corp. - 144A*	6.036		12/10/28	85,793
					106,181

	Electric Utilities (2.0%)
80	AES Corp. (The)	7.75		03/01/14	84,400
11	AES Corp. (The)	8.875		02/15/11	11,880
16	AES Corp. (The)	9.375		09/15/10	17,480
60	AES Corp. (The) - 144A*	9.00		05/15/15	64,425
80	Arizona Public Service Co.	5.80		06/30/14	80,815
20	CenterPoint Energy Resource	6.25		02/01/37	19,928
70	Consumers Energy Co. (Series H)	4.80		02/17/09	69,389
50	Detroit Edison Co. (The)	6.125		10/01/10	51,565
45	Entergy Gulf States, Inc.	3.60		06/01/08	44,117
100	Entergy Gulf States, Inc.	5.76	**	12/01/09	99,946
205	IPALCO Enterprises, Inc.	8.375		11/14/08	212,687
30	IPALCO Enterprises, Inc.	8.625		11/14/11	32,512
70	Ohio Power Company - IBC (Series K)	6.00		06/01/16	72,715
49	PSEG Energy Holdings Inc.	8.625		02/15/08	50,164
50	Texas Eastern Transmission, LP	7.00		07/15/32	55,930
25	TXU Energy Co.	7.00		03/15/13	57,227
35	Wisconsin Electric Power Co.	3.50		12/01/07	34,597
					1,059,777

	Electrical Products (0.4%)
95	Balder Electric Co.	8.625		02/15/17	100,937
35	Cooper Industries Inc.	5.25		07/01/07	34,946
65	Cooper Industries, Inc.	5.25		11/15/12	64,949
					200,832
	Environmental Services (0.1%)
42	Allied Waste North America, Inc. (Series B)	9.25		09/01/12	44,520

	Finance/Rental/Leasing (1.7%)
30	CIT Group, Inc.	3.65		11/23/07	29,681
640	Ford Motor Credit Co. LLC	7.25		10/25/11	622,609
125	MBNA Corp. (Series MTNF)	5.79	**	05/05/08	125,632
150	Residential Capital Corp.	6.375		06/30/10	150,068
					927,990

	Financial Conglomerates (1.4%)
120	Chase Manhattan Corp.	6.00		02/15/09	121,749
10	Chase Manhattan Corp.	7.00		11/15/09	10,470
20	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	19,431
615	General Motors Acceptance Corp.	6.875		09/15/11	616,178
					767,828

	Food Retail (0.4%)
34	CA FM Lease Trust - 144A*	8.50		07/15/17	36,780
145	Delhaize America, Inc.	8.125		04/15/11	159,331
					196,111

	Food: Major Diversified (0.4%)
60	ConAgra Foods, Inc.	7.00		10/01/28	64,063
25	ConAgra Foods, Inc.	8.25		09/15/30	30,523
25	General Mills Inc.	3.875		11/30/07	24,770
85	Sara Lee Corp.	6.125		11/01/32	78,808
					198,164

	Food: Meat/Fish/Dairy (1.7%)
85	Michael Foods Inc. (Series B)	8.00		11/15/13	86,700
505	Pilgrim’s Pride Corp.	7.625		05/01/15	506,263
115	Pilgrim’s Pride Corp.	9.625		09/15/11	120,175
125	Smithfield Foods Inc. (Series B)	7.00		08/01/11	127,344
70	Smithfield Foods Inc.	7.625		02/15/08	71,050
20	Smithfield Foods Inc. (Series B)	8.00		10/15/09	20,950
					932,482

	Gas Distributors (0.3%)
120	NiSource Finance Corp.	5.93	**	11/23/09	120,207
45	Sempra Energy	4.621		05/17/07	44,952
					165,159
	Home Furnishings (0.1%)
50	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	53,026

	Home Improvement Chains (0.1%)
40	Home Depot Inc.	5.475	**	12/16/09	40,074

	Hospital/Nursing Management (1.3%)
125	Columbia/HCA Healthcare Corp.	7.69		06/15/25	108,380
95	HCA, Inc.	5.75		03/15/14	81,344
140	HCA, Inc.	6.25		02/15/13	127,575
70	HCA, Inc.	6.30		10/01/12	65,625
135	Sun Healthcare Group Inc - 144A*	9.125		04/15/15	139,050
115	Tenet Healthcare Corp.	7.375		02/01/13	107,381
70	Tenet Healthcare Corp.	9.875		07/01/14	71,050
					700,405
	Hotels/Resorts/Cruiselines (0.2%)
120	Hyatt Equities LLC - 144A*	6.875		06/15/07	120,211

	Household/Personal Care (0.1%)
75	Clorox Co. (The)	5.48	**	12/14/07	75,063

	Industrial Machinery (0.1%)
32	Goodman Global Holding Company, Inc. (Series B)	8.36	**	06/15/12	32,320

	Industrial Specialties (0.3%)
165	Johnsondiversy, Inc. (Series B)	9.625		05/15/12	173,250

	Insurance Brokers/Services (0.9%)
200	Catlin Insurance Co., Ltd - 144A* (Brunei)	7.249	**	###	198,925
290	Farmers Exchange Capital - 144A*	7.05		07/15/28	298,148
					497,073
	Major Banks (0.8%)
150	USB Capital IX	6.189	**	***	153,938
270	Wachovia Capital Trust III	5.80	**	***	273,459
					427,397
	Media Conglomerates (0.4%)
150	Time Warner, Inc.	5.59	**	11/13/09	150,342
85	Viacom, Inc.	6.875		04/30/36	85,949
					236,291
	Medical/Nursing Services (0.4%)
181	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	190,955
25	Fresenius Medical Care Capital Trust II	7.875		02/01/08	25,375
					216,330
	Medical Specialties (0.3%)
110	Hospira, Inc,	5.83	**	03/30/10	110,330
40	Invacare Corp. - 144A*	9.75		02/15/15	40,400
					150,730
	Miscellaneous Commercial Services (0.4%)
55	Iron Mountain Inc.	7.75		01/15/15	56,375
140	Iron Mountain Inc.	8.625		04/01/13	144,760
					201,135
	Miscellaneous Manufacturing (0.3%)
195	Propex Fabrics Inc.	10.00		12/01/12	171,113

	Motor Vehicles (0.1%)
55	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	68,887

	Multi-Line Insurance (0.4%)
160	AIG Sun America Global Finance VI - 144A*	6.30		05/10/11	167,175
30	American General Finance Corp. (Series MTNH)	4.625		09/01/10	29,457
35	AXA Financial, Inc.	6.50		04/01/08	35,387
					232,019
	Oil & Gas Pipelines (1.2%)
85	Colorado Interstate Gas Co.	6.80		11/15/15	90,821
140	El Paso Production Holdings	7.75		06/01/13	147,000
50	GAZ Capital - 144A*	6.212		11/22/16	50,150
95	Pacific Energy Partners/Finance	7.125		06/15/14	99,318
70	Plains All American Pipeline L.P.	6.70		05/15/36	71,859
175	Williams Companies, Inc. (The)	7.875		09/01/21	193,375
					652,523

	Oil & Gas Production (2.9%)
375	Chesapeake Energy Corp.	7.50		09/15/13	393,750
35	Chesapeake Energy Corp.	7.625		07/15/13	37,363
110	Chaparral Energy Inc. - 144A *	8.875		02/01/17	111,100
380	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	375,250
170	Husky Oil Ltd.	8.90	**	08/15/28	177,720
40	Magnum Hunter Resources, Inc.	9.60		03/15/12	42,000
270	Pogo Producing Co.	6.875		10/01/17	264,600
170	Sandridge Energy	8.625		04/01/15	172,975
					1,574,758
	Oilfield Services/Equipment (0.3%)
50	Hanover Compressor Co.	9.00		06/01/14	54,375
62	Hanover Equipment Trust 2001A (Series A)	8.50		09/01/08	62,620
60	Hanover Equipment Trust 2001B (Series B)	8.75		09/01/11	62,700
					179,695
	Property - Casualty Insurers (0.2%)
85	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	84,856

	Publishing: Books/Magazines (0.2%)
95	Dex Media West/Finance (Series B)	9.875		08/15/13	104,144

	Pulp & Paper (0.1%)
35	P. H. Glatfelter	7.125		05/01/16	35,700

	Railroads (0.2%)
70	Norfolk Southern Corp.	7.35		05/15/07	70,148
30	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	30,208
					100,356
	Restaurants (0.3%)
30	Aramark Corp. - 144A*	8.50		02/01/15	31,350
15	Aramark Corp. - 144A*	8.86	**	02/01/15	15,487
105	Aramark Services Inc.	5.00		06/01/12	94,763
15	Tricon Global Restaurants, Inc.	8.875		04/15/11	16,856
					158,456
	Savings Banks (0.2%)
25	Household Finance Corp.	4.125		12/15/08	24,571
100	Washington Mutual Preferred Funding II	6.665	**	####	98,314
					122,885

	Semiconductors (0.5%)
275	Freescale Semiconductor - 144A*	8.875		12/15/14	276,719

	Specialty Stores (0.7%)
365	Sonic Automotive, Inc. (Series B)	8.625		08/15/13	381,425

	Specialty Telecommunications (0.6%)
85	American Tower Corp.	7.125		10/15/12	87,975
90	American Tower Corp.	7.50		05/01/12	93,825
125	Qwest Communications International	8.86	**	02/15/09	126,875
20	U.S. West Communications Corp.	5.625		11/15/08	20,100
					328,775
	Telecommunications (0.4%)
75	AT&T Corp.	8.00		11/15/31	92,963
181	Exodus Communications, Inc. (a) (b) (h)	11.625		07/15/10	0
433	Rhythms Netconnections, Inc. (a) (b) (h)	12.75		04/15/09	0
60	SBC Communications, Inc.	6.15		09/15/34	59,246
55	Sprint Capital Corp.	8.75		03/15/32	65,054
					217,263
	Tobacco (0.1%)
75	Reynolds American Inc.	6.50		07/15/10	77,288

	Trucks/Construction/Farm Machinery (0.6%)
175	Caterpillar Financial Services Corp. (Series MTNF)	5.43	**	08/20/07	175,089
122	Manitowoc Inc. (The)	10.50		08/01/12	130,388
					305,477
	Water Utilities (0.2%)
100	Nalco Co.	7.75		11/15/11	103,000

	Wireless Telecommunications (0.6%)
265	Wind Acquisition Finance SA - 144A*	10.75		12/01/15	304,750

	Total Corporate Bonds (Cost $19,392,415)				17,947,684

	Asset-Backed Securities ** (6.1%)
	Finance/Rental/Leasing
34	Ace Securities Corp. 2005-HE4 A2A	5.43		07/25/35	34,211
13	Aegis Asset Backed Securities Trust 2005-4 1A1	5.43		10/25/35	13,195
650	American Express Credit Account Master Trust 2002-3A	5.43		12/15/09	650,512
48	Bear Stearns Asset Backed 2005-HE8 A1	5.44		08/25/35	48,200
92	Bear Stearns Asset Backed 2005-AQ1 2A1	5.54		03/25/35	92,506
425	Capital Auto Receivables Asset Trust 2006-2 A3B	5.38		05/15/11	425,263
50	Carrington Mortgage Loan Trust 2005-NC4 A1	5.47		09/25/35	50,130
203	Countrywide Asset-Backed Certificates 2005-16 2AF1	5.47		05/25/36	202,783
67	Credit-Based Asset Servicing & Securities 2005-CB4 AV1	5.42		08/25/35	66,781
24	Credit-Based Asset Servicing & Securities 2005-CB5 AV1	5.43		08/25/35	23,624
72	First Franklin Mortgage Loan Asset Backed 2005-FF7 A2	5.42		07/25/35	72,469
525	GE Capital Credit Card Master Note Trust 2004-1 A	5.37		06/15/10	525,404
102	Impac CMB Trust 2004-3 1A	5.57		06/25/34	101,699
600	MBNA Credit Card Master Note Trust 2002-A10	5.46		02/16/10	600,822
120	RAAC Series 2006-SP1 A1	5.42		09/25/45	120,109
44	Specialty Underwriting & Residential Finance 2004-BC2 A2	5.59		05/25/35	44,641
7	Structured Asset Investment Loan Trust 2003-BC13 3A	5.66		11/25/33	7,140
112	Structured Asset Securities 2005-GEL1 A	5.67		12/25/34	112,112
104	Structured Asset Securities Corp. 2005-S2 A2	5.52		06/25/35	103,630
0	Terwin Mortgage Trust 2005-8HE A1	4.94		07/25/35	218

	Total Asset-Backed Securities (Cost $3,296,603)				3,295,449

	U.S. Government Obligations (12.3%)
	U. S. Treasury Bonds (8.6%)
2,050		6.125		08/15/29	2,384,888
565		6.375		08/15/27	669,349
460		8.75		05/15/17	608,242
705		8.75		08/15/20	972,515
					4,634,994

	U. S. Treasury Strips (3.7%)
1,900		0.00		08/15/22	889,434
1,750		0.00		08/15/17	1,070,109
					1,959,543
	Total U.S. Government Obligations (Cost $6,589,352)				6,594,537

	Collateralized Mortgage Obligations (19.9%)
	U.S. Government Agencies (0.8%)
297	Freddie Mac Whole Loan 2005-S001-2A2 (0.6%)	5.47	**	09/25/45	296,788

	Federal National Mortgage Assoc. (0.2%)
159	IO	6.50		12/01/29	19,842
138	IO	7.00		11/01/19	18,869
142	IO	7.00		12/01/34	26,241
219	IO	8.00		06/01/35	35,418
					100,370

	Total U.S. Government Agencies				397,158

	Private Issues (19.1%)
	Bear Stearns Mortgage Funding Trust
346	2006-AR4 1A	5.53	**	12/25/36	346,197
387	2006-AR1 1A2	5.57	**	07/25/36	386,644
3,518	2007-N2 12C (IO) 144A*	1.84	**	01/27/37	152,215
4,700	2007-N2 13C (IO) 144A*	1.54	**	01/27/37	186,162
6,300	2007-N2 14C (IO) 144A*	1.43	**	01/27/37	237,699
5,150	2007-N3 10C (IO) 144A*	2.569	**	06/26/36	200,659
	Countrywide Alternative Loan Trust
3,435	2006-0A22 CP (IO) 144A*	2.57	**	02/25/47	187,303
1,538	2005-81 XI (IO)	2.005	**	02/25/37	81,209
5,796	2005-41 IX (IO)	0.980	**	09/25/35	127,697
1,502	2006-OA1 2X (IO)	1.04	**	03/20/46	69,181
1,907	2005-59R A (IO) 144A*	1.871	**	12/20/35	51,975
2,112	2005-58R A (IO) 144A*	2.834	**	12/20/35	101,485
206	2006-OA6 1A4B	5.48	**	07/25/46	206,319
4,751	2006-OA17 1XP (IO)	1.28	**	12/20/46	236,134
323	2005-76 2A2	6.68	**	02/25/36	326,227
244	2005-56 2A2	7.02	**	11/25/35	248,499
368	2006-0A16 A3	5.57	**	10/25/46	367,978
1,625	2007-OA7 CP (IO) 144A*	1.822	**	05/25/47	83,535
2,619	2006-0A21 X (IO)	1.53	**	03/20/47	145,398

	Countrywide Home Loans
1,248	2004-2O X (IO)	1.15	**	10/25/34	25,344
304	2006-OA5 1A2	5.62	**	04/25/46	304,721
	DSLA Mortgage Loan Trust
329	2006-AR1 2A1A	5.92	**	04/19/47	329,650
363	2006-AR2 2A1A	5.52	**	11/19/37	363,808
	Greenpoint Mortgage Fund
307	2006-AR2 3A2	5.64	**	03/25/36	307,969
817	2005-AR3 X1 (IO)	1.21	**	08/25/45	24,903
1,141	2005-AR4 X4 (IO)	2.299	**	10/25/45	34,406
	GS Mortgage Securities Corp.
750	2006-OA1R A (IO)	2.921	**	08/25/35	29,530
	Harborview Mortgage Loan Trust
387	2006-10 2A1A	5.50	**	11/19/36	385,868
356	2006-9 2AB2	5.60	**	11/19/36	357,383
252	2006-9 NIM 144A*	0.00		12/15/36	161,210
1	2006-1 PO1 (PO)	0.00		03/19/37	538
1,475	2006-1 X1 (IO)	1.875	**	03/19/37	64,983
1,814	2005-2 X (IO)	1.531	**	05/19/35	43,367
342	2006-7 2A1B	5.57	**	10/19/37	343,340
346	2006-8 2A1B	5.57	**	08/21/46	344,825
1,187	2005-3 X2 (IO)	1.228	**	06/19/35	26,897
252	2006-1 2A1A	5.56	**	03/19/37	252,224
	Indymac Index Mortgage Loan Trust
1,066	2005-AR12 AX2 (IO)	1.387	**	07/25/35	33,797
278	2005-AR4 2A1A	5.60	**	03/25/35	279,186
	Luminent Mortgage Trust
234	2006-1 A1	5.56	**	04/25/36	234,583
	Residential Accredit Loans, Inc.
109	2006-Q01 1A1	5.58	**	02/25/46	108,960
367	2006-Q06 A2	5.55	**	06/25/46	368,571
111	2006-Q01 2A1	5.59	**	02/25/46	111,469
324	2005-Q03 A2	5.72	**	10/25/45	325,960
1,700	2007-Q03 SB (IO) 144A*	0.00	**	03/25/47	97,750
	Structured Asset Mortgage Investments, Inc.
165	2006-AR3 3A1	5.51	**	02/25/36	164,982
418	2006-AR7 A2A	5.55	**	08/25/36	419,822
382	2006-AR8 A1A	5.52	**	10/25/36	382,539
	Washington Mutual
127	2005-AR15 A1B1	5.57	**	11/25/45	126,867
90	2005-AR19 A1B1	5.57	**	12/25/45	90,270
111	2005-AR17 A1B1	5.57	**	12/25/45	111,165
	Wmalt Mortgage Pass-Through
263	2006-AR2 A1A	6.26	**	04/25/46	263,035

	Total Private Issues				10,262,438

	Total Collateralized Mortgage Obligations (Cost $10,824,556)				10,659,596

	U.S. Government Agencies-Mortgage-Backed Securities (11.9%)
	Federal Home Loan Mortgage Corp. (Gold) (0.3%)
189		7.50		12/01/31- 06/01/32	197,432

	Federal Home Loan Mortgage Corp. (ARM) (0.5%)
189		5.70		03/01/37	252,534
	Federal National Mortgage Assoc. (6.6%)
474		6.50		07/01/29- 11/01/33	487,847
1,084		7.00		04/01/31- 09/01/34	1,129,595
700		7.00		††	721,602
571		7.416		05/01/36	587,800
136		7.50		02/01/31- 03/01/32	141,824
347		8.00		02/01/12- 06/01/31	365,722
111		8.50		06/01/30	119,542
					3,553,932
	Federal National Mortgage Assoc. (ARM) (4.3%)
254		5.001		09/01/35	251,792
263		5.105		11/01/35	261,764
270		5.126		06/01/35	269,262
250		5.253		03/01/37	250,614
314		7.427		08/01/36	324,023
544		7.431		07/01/36	558,760
372		7.446		07/01/36	383,783
					2,299,998

	Government National Mortgage Assoc. (0.2%)
66		7.50	04/15/26- 08/15/29	68,774
26		8.00	06/15/26	27,690
				96,464

	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $6,383,514)			6,400,360

	Total United States (Cost $46,486,440)			44,897,626

	Total Government & Corporate Bonds (Cost $53,440,826)			51,874,289

	Convertible Bond (0.2%)
	Telecommunication Equipment
105	Nortel Networks Corp. (Canada) (Cost $103,084)	4.25	09/01/08	104,213

NUMBER OF
SHARES
	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp. + (d) (h)	0

	Electric Utilities (0.0%)
13	PNM Resources Inc.(c)	420
1	SW Acquisition LP (0.03% Ownership interest acquired 09/25/05) (c) (d) (e) (h)	0
		420

	Food: Specialty/Candy (c)(d)(h) (0.0%)
100	SFAC New Holdings Inc. ++	0
18	SFFB New Holdings Inc.	0
		0
	Restaurants (0.0%)
10,137	Catalina Restaurant Group (Escrow) (c) (d) (h)	101

	Specialty Telecommunications (c)(d) (0.0%)
1,171	Birch Telecom Inc. ## (h)	12
16,679	PFB Telecom NV (Series B) (h)	0
109	XO Holdings, Inc.	559
		571
	Telecommunications (0.0%)
352	Viatel Holdings Bermuda Ltd. (c) (d)	2

	Textiles (0.0%)
11,192	U.S. Leather, Inc. (c) (d) (h)	0

	Wireless Telecommunications (c) (0.0%)
46	USA Mobility, Inc.	917
4,516	Vast Solutions, Inc. (Class B1) (d) (h)	0
4,516	Vast Solutions, Inc. (Class B2) (d) (h)	0
4,516	Vast Solutions, Inc. (Class B3) (d) (h)	0
		917
	Total Common Stocks (Cost $1,904,818)	2,011

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (d) (0.0%)
	Casino/Gaming (h) (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
250	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Government Obligation (0.0%)
100	United Mexican States Corp.	09/24/07	7,200

	Specialty Telecommunications (c) (0.0%)
219	XO Holdings, Inc. (Series A)	01/16/10	197
164	XO Holdings, Inc. (Series B)	01/16/10	85
164	XO Holdings, Inc. (Series C)	01/16/10	41
			323

	Total Warrants (Cost $6,351)		7,523

NUMBER OF
CONTRACTS
	Put Options Purchased (0.3%)
131	90 day Euro $ September/2007 @ $94.75	22,925
290	90 day Euro $ December/2007 @ $94.75	52,500
145	90 day Euro $ June/2007 @ $94.25	906
31	90 day Euro $ June/2007 @ $94.50	194
24	90 day Euro $ June/2007 @ $94.75	4,500
15	90 day Euro $ December/2007 @ $94.50	750
190,500	BRL January/2008 @ $2.25	3,983
200,000	CHF March/2008 @ $1.18	52,400
160,000	TRY July/2007 @ $1.50	2,258

	Total Put Options Purchased (Cost $227,993)	140,416

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (6.7%)
	Repurchase Agreements
$3,373	Joint repurchase agreement account (dated 03/30/07; proceeds $3,374,498) (f) (Cost $3,373,000)	5.33%	04/02/07	3,373,000

253	The Bank of New York (dated 03/30/07; proceeds $252,893) (i) (Cost $252,782)	5.25	04/02/07	252,782

	Total Short-Term Investments (Cost $3,625,782)			3,625,782

	Total Investments (Cost $59,308,854) (g) (j)		103.8%	55,754,234
	Total Written Options Outstanding		(0.0)	(4,448)
	Liabilities in Excess of Other Assets		(3.8)	(2,035,863)

	Net Assets		100.0%	$53,713,923

IO	Interest Only security.
PO	Principal Only security.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2007.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security, rate shown is the rate in effect at March 31, 2007.
***

Securities represent beneficial interest in trusts. The corresponding assets of the trusts are Junior Subordinated Notes due 2042 and a stock purchase contract to purchase preferred stock on or about March 18, 2011 for Wachovia Capital Trust III and on or about April 15, 2011 for USB Capital IX. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.

†	Payment-in-kind security.
††	Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.
#	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
##	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.
###	Foreign issued security with perpetual maturity.
####	Security issued with perpetual maturity.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $3,549.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $1.
+++	Turkish currency index credit linked unsecured note.
++++	Capital appreciation bond.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Resale is restricted. No transaction activity during the year.
(f)	Collateralized by federal agency and U.S. Treasury obligations.
(g)

Securities have been designated as collateral in amount equal to $23,459,864 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(h)

Securities with a total market value equal to $9,005 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(i)	Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/36 valued at $257,838.
(j)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $679,470 and the aggregate gross unrealized depreciation is $4,234,090, resulting in net unrealized depreciation of $3,554,620.

Currency Abbreviations:
ARS	Argentina Peso.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
TRY	Turkish Lira.

Morgan Stanley Select Flexible Income

PUT OPTIONS WRITTEN AT MARCH 31, 2007

CURRENCY			STRIKE	EXPIRATION
AMOUNT		DESCRIPTION	PRICE	DATE	VALUE

BRL	452,585	Call Options on Brazilian Currency
		(Premiums received $7,335)	2.45	January 2008	$(4,015)

TRY	411,790	Call Options on Turkish Currency
		(Premiums received $5,808)	1.66	July 2006	(433)

			Total Put Write		$(4,448)

FUTURES CONTRACTS OPEN AT MARCH 31, 2007:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY MONTH	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

33	Long	US Treasury Note 2 Year
		June 2007	$6,761,390	$(11,361)

45	Long	US Treasury Note 10 Year
		June 2007	4,865,625	21,936

6	Short	US Treasury Bond 20 Year
		June 2007	(667,500)	7,319

84	Short	US Treasury Note 5 Year
		June 2007	(8,886,938)	25,162

		Net Unrealized Appreciation		$43,056

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2007:

				UNREALIZED
CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	(DEPRECIATION)

EUR	61,000	$79,486	04/30/07	$(2,074)
EUR	1,725,000	$2,281,916	06/06/07	(27,985)

		Total Unrealized Depreciation		$(30,059)

CREDIT DEFAULT CONTRACTS OPEN AT MARCH 31, 2007:

		NOTIONAL	PAY/RECEIVE		UNREALIZED
SWAP CONTERPARTY &	BUY/SELL	AMOUNT	FIXED	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International
The Hartford Financial Services Group Inc.	Buy	$280	0.12%	December 20, 2011	$7

Goldman Sachs International
Dell Inc	Buy	135	0.22	March 20, 2012	32

Goldman Sachs International
DJ CDX NA HVOL	Buy	1,100	0.75	December 20, 2011	4,405

Goldman Sachs International
Residential Capital LLC	Sell	135	2.00	December 20, 2011	(2,165)

Goldman Sachs International
Chubb Corp	Buy	270	0.10	March 20, 2012	278

Goldman Sachs International
Gap Inc	Buy	160	1.19	March 20, 2012	(1,321)

Goldman Sachs International
Countrywide Home Loans Inc	Sell	135	0.60	March 20, 2012	(549)

Goldman Sachs International
Southwest Airlines Co.	Buy	230	0.22	December 20, 2011	809

Goldman Sachs International
Motorola, Inc.	Buy	90	0.15	December 20, 2011	1,014

Goldman Sachs International
Motorola, Inc.	Buy	190	0.157	December 20, 2011	2,085

Goldman Sachs International
Tyco International LTD	Buy	320	0.43	March 20, 2012	310

Goldman Sachs International
Tyco International LTD	Buy	160	0.43	March 20, 2012	155

Goldman Sachs International
Union Pacific Corporation	Buy	135	0.20	December 20, 2011	1,675

	Net Unrealized Appreciation				$6,735

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.9%)
	Air Freight/Couriers (5.5%)
107,115	C.H. Robinson Worldwide, Inc.	$5,114,741
98,341	Expeditors International of Washington, Inc.	4,063,450
		9,178,191
	Apparel/Footwear Retail (2.3%)
51,199	Abercrombie & Fitch Co. (Class A)	3,874,740

	Broadcasting (4.9%)
274,829	Grupo Televisa S.A. (ADR) (Mexico)	8,189,904

	Casino/Gaming (3.4%)
58,992	Wynn Resorts, Ltd.*	5,595,981

	Chemicals: Agricultural (5.9%)
178,338	Monsanto Co.	9,801,457

	Computer Processing Hardware (2.7%)
48,098	Apple, Inc.*	4,468,785

	Discount Stores (9.8%)
110,424	Costco Wholesale Corp.	5,945,228
57,081	Sears Holdings Corp.*	10,283,713
		16,228,941
	Financial Conglomerates (11.0%)
126,318	American Express Co.	7,124,335
212,846	Brookfield Asset Management Inc. (Class A) (Canada)	11,123,332
		18,247,667
	Financial Publishing/Services (3.8%)
101,981	Moody’s Corp.	6,328,941

	Hotels/Resorts/Cruiselines (4.5%)
152,395	Marriott International, Inc. (Class A)	7,461,259

	Internet Retail (3.5%)
147,297	Amazon.com, Inc.*	5,860,948

	Internet Software/Services (10.2%)
23,479	Google Inc. (Class A)*	10,757,139
197,504	Yahoo! Inc.*	6,179,900
		16,937,039
	Miscellaneous Commercial Services (2.9%)
62,957	Corporate Executive Board Co. (The)	4,782,214

	Oil & Gas Production (6.2%)
194,918	Ultra Petroleum Corp. (Canada)*	10,355,993

	Other Consumer Services (6.3%)
314,655	eBay Inc.*	10,430,813

	Personnel Services (2.1%)
74,568	Monster Worldwide Inc.*	3,532,286

	Property - Casualty Insurers (3.6%)
1,667	Berkshire Hathaway Inc. (Class B)*	6,067,880

	Restaurants (2.5%)
93,076	McDonald’s Corp.	4,193,074

	Specialty Telecommunications (0.3%)
15,800	Crown Castle International Corp.*	507,654

	Steel (2.5%)
64,054	Nucor Corp.	4,171,837

	Wireless Telecommunications (4.0%)
139,062	America Movil SAB de C.V. (Series L) (ADR) (Mexico)*	6,645,773

	TOTAL COMMON STOCKS (Cost $141,208,722)	162,861,377

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (4.2%)
	REPURCHASE AGREEMENT
$7,079	Joint repurchase agreement account 5.3301% due 04/02/07 (dated 03/30/07; proceeds $7,082,144) (a) (Cost $7,079,000)		7,079,000

	TOTAL INVESTMENTS (Cost $148,287,722) (b)	102.1%	169,940,377
	LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(3,519,971)
	NET ASSETS	100.0%	$166,420,406

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $26,851,818 and the aggregate gross unrealized depreciation is $5,199,163 resulting in net unrealized appreciation of $21,652,655.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Portfolio of Investment March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.3%)
	Australia (3.6%)
	Data Processing Services
191,000	Computershare Ltd.	$1,675,288

	Other Consumer Services
146,000	A.B.C. Learning Centres Ltd.	859,232

	Total Australia	2,534,520

	Bermuda (3.7%)
	Insurance Brokers/Services
33,900	Willis Group Holdings Ltd.	1,341,762

	Multi-Line Insurance
37,700	Axis Capital Holdings Ltd.	1,276,522

	Total Bermuda	2,618,284

	British Virgin Islands (0.9%)
	Electronic Equipment/Instruments
48,200	Nam Tai Electronics, Inc.	624,190

	Canada (1.2%)
	Food: Specialty/Candy
71,600	SunOpta Inc.*	852,040

	France (1.1%)
	Pharmaceuticals: Other
15,800	Ipsen S.A.	775,822

	Germany (6.3%)
	Apparel/Footwear
21,200	Adidas AG	1,158,748

	Finance/Rental/Leasing
18,200	Grenkeleasing AG	783,084

	Financial Conglomerates
22,200	Hypo Real Estate Holding AG	1,415,294

	Medical Specialties
13,500	Fresenius AG	1,084,018

	Total Germany	4,441,144

	Greece (3.1%)
	Regional Banks
30,776	EFG Eurobank Ergasias	1,257,607

	Wireless Telecommunications
30,400	Cosmote Mobile Telecommunications S.A.	910,166

	Total Greece	2,167,773

	Hong Kong (4.7%)
	Agricultural Commodities/Milling
1,638,600	Global Bio-chem Technology Group Co., Ltd.	419,417

	Apparel/Footwear Retail
142,500	Esprit Holdings Ltd.	1,671,439

	Wholesale Distributors
386,800	Li & Fung Ltd.	1,215,294

	Total Hong Kong	3,306,150

	India (0.7%)
	Construction Materials
27,400	ACC Limited	469,325

	Israel (1.8%)
	Pharmaceuticals: Other
33,700	Teva Pharmaceutical Industries Ltd. (ADR)	1,261,391

	Italy (2.8%)
	Major Banks
204,900	UniCredito Italiano SpA	1,949,567

	Japan (3.1%)
	Home Building
25,200	Daito Trust Construction Co., Ltd.	1,186,260

	Industrial Machinery
64,800	OSG Corp.	981,618

	Total Japan	2,167,878

	Mexico (1.1%)
	Beverages: Non-Alcoholic
6,600	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)†	728,574

	Singapore (4.5%)
	Airlines
95,100	Singapore Airlines Ltd.	1,040,166

	Electronic Components
65,860	Flextronics International Ltd.*	720,508

	Marine Shipping
752,000	Cosco Corp. (Singapore) Ltd.	1,422,047

	Total Singapore	3,182,721

	South Africa (1.1%)
	Pharmaceuticals: Generic Drugs
156,500	Aspen Pharmacare Holdings Ltd.*	794,307

	Spain (6.8%)
	Apparel/Footwear Retail
14,900	Industria de Diseno Textil, S.A.	925,829

	Major Banks
41,265	Banco Bilbao Vizcaya Argentaria, S.A.	1,012,835
77,700	Banco Santander Central Hispano S.A.	1,386,241
		2,399,076

	Major Telecommunications
63,928	Telefonica S.A.	1,408,596

	Total Spain	4,733,501

	Switzerland (1.5%)
	Financial Conglomerates
17,700	UBS AG (Registered Shares)	1,051,197

	Taiwan (1.0%)
	Semiconductors
65,682	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	706,081

	United Kingdom (10.1%)
	Beverages: Alcoholic
70,200	SABMiller PLC	1,539,786

	Investment Managers
163,494	Man Group PLC	1,785,021
451,000	RAB Capital PLC	876,117
		2,661,138
	Investment Trusts/Mutual Funds
31,200	KKR Private Equity Investors LP (Units)†	756,600

	Major Banks
49,100	Standard Chartered PLC	1,414,071

	Pharmaceuticals: Other
34,672	Shire PLC	715,489

	Total United Kingdom	7,087,084

	United States (39.2%)
	Apparel/Footwear
20,402	Under Armour, Inc. (Class A)*	1,046,623

	Beverages: Non-Alcoholic
13,500	PepsiCo, Inc.	858,060

	Biotechnology
13,100	Genentech, Inc.*	1,075,772
11,915	Gilead Sciences, Inc.*	911,497
		1,987,269
	Computer Processing Hardware
20,360	Apple, Inc.*	1,891,648

	Data Processing Services
51,000	Western Union Co.	1,119,450

	Electric Utilities
20,100	Constellation Energy Group	1,747,695

	Electronic Components
21,700	Amphenol Corp. (Class A)	1,401,169

	Financial Conglomerates
15,000	Prudential Financial, Inc.	1,353,900

	Hospital/Nursing Management
22,600	United Surgical Partners International, Inc.*		696,306

	Investment Banks/Brokers
7,100	Goldman Sachs Group, Inc. (The)		1,467,073
12,200	Merrill Lynch & Co., Inc.		996,374
			2,463,447
	Life/Health Insurance
24,500	AFLAC, Inc.		1,152,970

	Media Conglomerates
82,500	News Corp. (Class A)		1,907,400

	Medical Specialties
13,350	Bard (C.R.), Inc.		1,061,458
25,210	Thermo Fisher Scientific, Inc.*		1,178,568
22,300	West Pharmaceutical Services, Inc.		1,035,389
			3,275,415
	Medical/Nursing Services
33,100	Matria Healthcare, Inc.*		872,516

	Miscellaneous Commercial Services
27,200	FTI Consulting Inc.*		913,648

	Miscellaneous Manufacturing
19,100	Mine Safety Appliances Co.		803,346

	Real Estate Development
30,300	CB Richard Ellis Group, Inc. (Class A)*		1,035,654

	Specialty Stores
32,200	Staples, Inc.		832,048

	Telecommunication Equipment
30,280	Corning, Inc.*		688,567

	Wireless Telecommunications
18,900	NII Holdings, Inc.*		1,402,002

	Total United States		27,449,133

	TOTAL INVESTMENT (Cost $53,788,534) (a)	98.3%	68,900,682
	OTHER ASSETS IN EXCESS OF LIABILITIES	1.7	1,219,906
	NET ASSETS	100.0%	$70,120,588

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consist of one or more class of securities traded together as a unit; stock with attached warrants.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,819,719 and the aggregate gross unrealized depreciation is $1,707,571, resulting in net unrealized appreciation of $15,112,148.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Summary of Investment March 31, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENT
Major Banks	$5,762,714	8.4%
Medical Specialties	4,359,433	6.3
Financial Conglomerates	3,820,391	5.5
Data Processing Services	2,794,738	4.1
Pharmaceuticals: Other	2,752,702	4.0
Investment Managers	2,661,138	3.9
Apparel/Footwear Retail	2,597,268	3.8
Investment Banks/Brokers	2,463,447	3.6
Wireless Telecommunications	2,312,168	3.4
Apparel/Footwear	2,205,371	3.2
Electronic Components	2,121,677	3.1
Biotechnology	1,987,269	2.9
Media Conglomerates	1,907,400	2.8
Computer Processing Hardware	1,891,648	2.7
Electric Utilities	1,747,695	2.5
Beverages: Non-Alcoholic	1,586,634	2.3
Beverages: Alcoholic	1,539,786	2.2
Marine Shipping	1,422,047	2.1
Major Telecommunications	1,408,596	2.0
Insurance Brokers/Services	1,341,762	1.9
Multi-Line Insurance	1,276,522	1.9
Regional Banks	1,257,607	1.8
Wholesale Distributors	1,215,294	1.8
Home Building	1,186,260	1.7
Life/Health Insurance	1,152,970	1.7
Airlines	1,040,166	1.5
Real Estate Development	1,035,654	1.5
Industrial Machinery	981,618	1.4
Miscellaneous Commercial Services	913,648	1.3
Medical/Nursing Services	872,516	1.3
Other Consumer Services	859,232	1.2
Food: Specialty/Candy	852,040	1.2
Specialty Stores	832,048	1.2
Miscellaneous Manufacturing	803,346	1.2
Pharmaceuticals: Generic Drugs	794,307	1.2
Finance/Rental/Leasing	783,084	1.1
Investment Trusts/Mutual Funds	756,600	1.1
Semiconductors	706,081	1.0
Hospital/Nursing Management	696,306	1.0
Telecommunication Equipment	688,567	1.0
Electronic Equipment/Instruments	624,190	0.9
Construction Materials	469,325	0.7
Agricultural Commodities/Milling	419,417	0.6

	$68,900,682	100.0%

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.5%)
	Air Freight/Couriers (3.6%)
20,686	C.H. Robinson Worldwide, Inc.	$987,756
18,704	Expeditors International of Washington, Inc.	772,849
		1,760,605
	Apparel/Footwear (1.5%)
7,164	Nike, Inc. (Class B)	761,247

	Apparel/Footwear Retail (2.0%)
12,803	Abercrombie & Fitch Co. (Class A)	968,931

	Beverages: Non-Alcoholic (1.4%)
14,300	Coca-Cola Co. (The)	686,400

	Biotechnology (1.3%)
7,682	Genentech, Inc.*	630,846

	Broadcasting (3.4%)
56,822	Grupo Televisa S.A. (ADR) (Mexico)	1,693,296

	Casino/Gaming (2.9%)
14,963	Wynn Resorts, Ltd.	1,419,390

	Chemicals: Agricultural (5.3%)
47,627	Monsanto Co.	2,617,580

	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a)*	0

	Computer Processing Hardware (2.2%)
11,508	Apple, Inc.*	1,069,208

	Construction Materials (1.3%)
20,325	Cemex SAB de C.V. (ADR) (Mexico)*	665,644

	Data Processing Services (1.0%)
21,923	Western Union Co.	481,210

	Discount Stores (7.9%)
26,627	Costco Wholesale Corp.	1,433,598
13,593	Sears Holdings Corp.*	2,448,915
		3,882,513
	Financial Conglomerates (8.7%)
27,124	American Express Co.	1,529,794
52,492	Brookfield Asset Management Inc. (Class A) (Canada)	2,743,232
		4,273,026
	Financial Publishing/Services (4.0%)
11,986	McGraw-Hill Companies, Inc. (The)	753,680
19,612	Moody’s Corp.	1,217,121
		1,970,801

	Food: Major Diversified (1.6%)
7,939	Nestle SA (ADR) (Registered Shares) (Switzerland)	769,399

	Home Improvement Chains (1.4%)
18,321	Home Depot, Inc. (The)	673,114

	Hotels/Resorts/Cruiselines (3.1%)
31,747	Marriott International, Inc. (Class A)	1,554,333

	Internet Retail (3.0%)
37,048	Amazon.com, Inc.*	1,474,140

	Internet Software/Services (8.7%)
5,968	Google Inc. (Class A)*	2,734,299
48,789	Yahoo! Inc.*	1,526,608
		4,260,907
	Investment Banks/Brokers (1.3%)
1,249	Chicago Mercantile Exchange Holdings, Inc. (Class A)	665,042

	Investment Managers (0.1%)
2,000	Fortress Investment Group LLC (Class A)	57,360

	Managed Health Care (1.5%)
13,733	UnitedHealth Group, Inc.	727,437

	Medical Specialties (1.4%)
15,534	Dade Behring Holdings, Inc.	681,166

	Miscellaneous Commercial Services (3.6%)
14,780	Corporate Executive Board Co. (The)	1,122,689
25,495	Iron Mountain, Inc.*	666,184
		1,788,873
	Oil & Gas Production (3.8%)
34,903	Ultra Petroleum Corp. (Canada)*	1,854,396

	Other Consumer Services (5.3%)
78,141	eBay, Inc.*	2,590,374

	Personnel Services (1.5%)
15,487	Monster Worldwide, Inc.*	733,619

	Property - Casualty Insurers (2.9%)
398	Berkshire Hathaway, Inc. (Class B)*	1,448,720

	Restaurants (2.0%)
22,164	McDonald’s Corp.	998,488

	Specialty Stores (1.5%)
5,628	AutoZone, Inc.*	721,172

	Specialty Telecommunications (1.2%)
18,066	Crown Castle International Corp.*	580,461

	Steel (2.0%)
15,254	Nucor Corp.	993,493

	Wholesale Distributors (1.2%)
192,000	Li & Fung Ltd. (Hong Kong)	603,248

	Wireless Telecommunications (3.9%)
31,274	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,494,584
9,905	China Mobile Ltd. (ADR) (Hong Kong)	444,239
		1,938,823
	TOTAL COMMON STOCKS (Cost $38,341,216)	47,995,262

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.7%)
	REPURCHASE AGREEMENT
$1,342	Joint repurchase agreement account 5.3301% due 04/02/07 (dated 03/30/07; proceeds $1,342,596) (b) (Cost $1,342,000)		1,342,000

	TOTAL INVESTMENTS (Cost $39,683,216) (c)	100.2%	49,337,262
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(120,645)
	NET ASSETS	100.0%	$49,216,617

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,185,860 and the aggregate gross unrealized depreciation is $531,814 resulting in net unrealized appreciation of $9,654,046.

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • March 31, 2007

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF
THOUSANDS		PURCHASE	MATURITY	VALUE
	Commercial Paper (78.8%)
	Asset-Backed - Auto (2.5%)
$2,982	DaimlerChrysler Revolving Auto Conduit LLC A-1 (Series I)	5.30 - 5.32%	04/18/07 - 05/10/07	$2,971,022

	Asset-Backed - Consumer (7.5%)
1,232	Bryant Park Funding LLC*	5.31 - 5.34	04/05/07 - 04/26/07	1,229,150
1,966	Gemini Securitization Corp., LLC	5.29	05/02/07	1,956,825
400	Kitty Hawk Funding Corp.	5.31	05/15/07	397,375
414	Park Ave Receivables Co., LLC	5.31	04/09/07	413,453
850	Ranger Funding Co., LLC	5.30 - 5.33	04/23/07 - 05/03/07	846,524
2,000	Three Rivers Funding Corp.	5.29	04/05/07	1,998,536
2,020	Thunder Bay Funding, LLC*	5.30 - 5.33	04/10/07 - 05/03/07	2,014,493
				8,856,356
	Asset-Backed - Corporate (13.0%)
850	Atlas Capital Funding Corp	5.30	04/23/07	847,144
1,170	CAFCO LLC *	5.30 -5.32	04/12/07	1,167,943
2,675	Eureka Securitization, Inc. *	5.30 -5.31	04/05/07 - 04/09/07	2,672,742
5,868	Kaiserplatz Funding (Delaware) LLC*	5.32 - 5.34	04/04/07 - 04/26/07	5,855,341
2,638	Nieuw Amsterdam Receivables Corp.*	5.30 - 5.33	04/10/07 - 08/10/07	2,617,793
2,154	Simba Funding Corp.*	5.29 - 5.33	04/02/07 - 06/18/07	2,137,549
				15,298,512
	Asset-Backed - Diversified (0.9%)
392	Fairway Finance Co. LLC*	5.32	04/12/07	391,307
665	Yorktown Capital, LLC*	5.32	05/21/07	660,026
				1,051,333
	Asset-Backed - Mortgage (3.5%)
4,120	Sydney Capital Corp.*	5.29 - 5.33	04/04/07 - 06/06/07	4,097,693

	Asset-Backed - Securities (7.5%)
2,550	Amstel Funding Corp.*	5.32 - 5.33	04/16/07 - 04/17/07	2,544,008
344	Cancara Asset Securitisation LLC*	5.36	04/04/07	343,796
790	Curzon Funding LLC*	5.30	04/10/07	788,844
960	Galleon Capital, LLC*	5.30	04/02/07	959,718
2,197	Scaldis Capital LLC*	5.30 - 5.35	04/02/07 - 08/01/07	2,176,717
2,000	Solitaire Funding LLC*	5.30	05/11/07	1,988,042
				8,801,125
	Banking (2.2%)
2,655	Citigroup Funding Inc.	5.33 - 5.34	06/04/07 - 06/07/07	2,629,439

	Financial Conglomerates (1.8%)
2,103	General Electric Capital Corp.	5.34 - 5.35	06/13/07 - 07/30/07	2,066,864

	Insurance (1.1%)
1,300	Irish Life & Permanent PLC*	5.32 - 5.36	04/04/07 - 05/22/07	1,295,341

	International Banks (38.8%)
455	Abbey National North America LLC	5.32	04/02/07	454,867
1,300	ABN AMRO N.A. Finance , Inc.	5.33	04/05/07	1,299,061
1,840	Australia and New Zealand Bkg Group, Ltd.*	5.42	04/03/07	1,839,169
4,050	Bank of Ireland*	5.29 - 5.50	04/10/07 - 05/02/07	4,034,725
2,000	Barclays US Funding LLC	5.32	04/09/07	1,997,375
2,700	BNP Paribas Finance, Inc.	5.31 - 5.33	04/11/07 - 05/10/07	2,690,830
600	Calyon North America Inc.	5.33	05/21/07	595,554
825	Calyon North America Inc.	5.28 - 5.31	07/11/07 - 07/23/07	812,165
4,545	DEPFA Bank PLC*	5.31 - 5.34	04/30/07 -06/21/07	4,515,754
1,086	DnB NOR Bank ASA	5.32	04/04/07 - 08/01/07	1,076,998
2,250	HBOS Treasury Services PLC	5.32 - 5.33	04/16/07 - 04/30/07	2,243,639
500	ING (U.S.) Funding LLC	5.30	05/23/07	496,143
2,700	IXIS Commercial Paper Corp.*	5.31 - 5.32	4/05/07 - 06/08/07	2,687,764
1,000	KBC Financial Products International Ltd*	5.29	04/05/07	999,278
2,875	Nordea North America Inc.	5.31 - 5.37	04/02/07 - 04/27/07	2,870,921
1,000	Skandinaviska Enskkilda Banken AB*	5.34	07/25/07	983,244

250	Societe General	5.31	05/01/07	248,881
5,560	Societe General N.A., Inc.	5.30 - 5.34	04/02/07 - 08/08/07	5,508,300
3,500	Swedbank	5.30 - 5.32	04/12/07 - 05/08/07	3,486,557
5,955	UBS Finance (Delaware) LLC	5.30 - 5.34	05/01/07 - 06/29/07	5,894,892
1,000	Westpac Banking Corp.*	5.33	05/08/07	994,469
				45,730,586

	Total Commercial Paper (Cost $92,798,271)			92,798,271

	Floating Rate Notes (6.4%)
	Domestic Banks
1,000	American Express Centurion Bank	5.31**	04/19/07***	1,000,302
1,000	Branch Banking & Trust	5.31**	06/04/07***	1,000,143
1,000	SunTrust Banks, Inc.	5.29**	04/15/07***	1,000,574
1,000	Wachovia Corp.	5.30**	04/22/07***	1,000,273
500	World Savings Bank, FSB	5.29**	06/01/07***	500,071
				4,501,363
	International Banks
800	Fortis Bank	5.31**	04/12/07***	799,718
750	Royal Bank of Scotland Group Plc*	5.28**	06/21/07***	750,159
				1,549,877
	Investment Bank/Broker
1,500	Merrill Lynch & Co. Inc.	5.27**	04/19/07***	1,501,270

	Total Floating Rate Notes (Cost $7,552,510)			7,552,510

	Bankers’ Acceptance (3.7%)
4,437	J.P. Morgan Chase & Co. (Cost $4,401,965)	5.28 - 5.34	04/02/07 - 09/12/07	4,401,965

	Certificate of Deposit (10.8%)
	International Banks
750	Barclays Bank PLC	5.35	04/19/07	749,905
1,000	BNP Paribas	5.34	07/30/07	1,000,009
800	Deutsche Bank AG	5.35	04/27/07	799,859
1,000	Fortis Bank	5.35	04/27/07	999,894
1,800	HBOS Treasury Services PLC (New York)	5.31	04/03/07	1,799,955
5,755	Norinchukin Bank	5.33 - 5.35	04/10/07 - 06/19/07	5,754,855
800	Toronto-Dominion Bank	5.35	04/13/07	799,918
750	Westpac Banking Corp.	5.37	10/29/07	749,562

	Total Certificate of Deposit (Cost $12,653,957)			12,653,957

	Total Investments (Cost $117,406,703) (a)		99.7%	117,406,703

	Other Assets in Excess of Liabilities		0.3	307,809

	Net Assets		100.0%	$117,714,512

*	Resale is restricted to qualified institutional investors
**	Rate shown is the rate in effect at March 31, 2007.
***	Date of next interest rate reset.
(a)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions- Utilities Portfolio

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.2%)
	Electric Utilities (61.2%)
86,000	AES Corp. (The)*	$1,850,720
35,000	Allegheny Energy, Inc.*	1,719,900
18,000	Ameren Corp.	905,400
37,000	American Electric Power Co., Inc.	1,803,750
15,000	Cleco Corp.	387,450
21,000	Consolidated Edison, Inc.	1,072,260
20,000	Constellation Energy Group, Inc.	1,739,000
12,000	Covanta Holding Corp.	266,160
21,000	Dominion Resources, Inc.	1,864,170
30,000	DPL, Inc.	932,700
15,000	DTE Energy Co.	718,500
63,710	Duke Energy Corp.	1,292,676
45,000	Edison International	2,210,850
24,500	Entergy Corp.	2,570,540
33,000	Exelon Corp.	2,267,430
35,000	FirstEnergy Corp.	2,318,400
44,000	FPL Group, Inc.	2,691,480
23,000	Mirant Corp.*	930,580
28,000	NSTAR	983,360
46,000	PG&E Corp.	2,220,420
13,400	Pinnacle West Capital Corp.	646,550
29,000	PNM Resources Inc.	936,700
58,000	PPL Corp.	2,372,200
28,000	Public Service Enterprise Group	2,325,120
30,000	Reliant Energy, Inc.*	609,600
42,000	SCANA Corp.	1,813,140
43,000	Southern Co. (The)	1,575,950
30,000	TXU Corp.	1,923,000
36,000	Wisconsin Energy Corp.	1,746,720
		44,694,726
	Energy (19.8%)
42,000	AGL Resources, Inc.	1,794,240
40,620	Dynegy, Inc. (Class A)*	376,141
28,000	Equitable Resources, Inc.	1,352,960
53,750	MDU Resources Group, Inc.	1,544,775
21,000	New Jersey Resources Corp.	1,051,050
29,000	NRG Energy, Inc.*	2,089,160
15,000	Questar Corp.	1,338,150
38,000	Sempra Energy	2,318,380
32,355	Spectra Energy Corp.	849,966
60,000	Williams Companies, Inc. (The)	1,707,600
		14,422,422
	Telecommunications (17.2%)
23,160	ALLTEL Corp.	1,435,920
16,000	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	764,640
30,000	American Tower Corp. (Class A)*	1,168,500
69,309	AT&T Inc.	2,732,854
16,000	Citizens Communications Co.	239,200

9,000	NII Holdings, Inc.*	667,620
31,000	Qwest Communications International, Inc.*	278,690
28,000	Rogers Communications, Inc. (Class B) (Canada)	917,280
15,400	Telefonica de Espana S.A. (ADR) (Spain)	1,022,560
35,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	1,169,000
39,394	Verizon Communications, Inc.	1,493,820
47,979	Windstream Corp.	704,812
		12,594,896
	TOTAL COMMON STOCKS (Cost $36,285,899)	71,712,044

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.2%)
	REPURCHASE AGREEMENT
$1,592	Joint repurchase agreement account 5.3301% due 04/02/07 (dated 03/30/07; proceeds $1,592,707) (a) (Cost $1,592,000)		1,592,000

	TOTAL INVESTMENTS (Cost $37,877,899) (b)	100.4%	73,304,044
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(261,305)
	NET ASSETS	100.0%	$73,042,739

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,478,730 and the aggregate gross unrealized depreciation is $52,585 resulting in net unrealized appreciation of $35,426,145.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007